UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
July 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report July 31, 2011

Arizona • Connecticut • Michigan • Minnesota • New Jersey • Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2011
Eaton Vance
Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2
Performance and Fund Profile
Arizona	4
Connecticut	6
Michigan	8
Minnesota	10
New Jersey	12
Pennsylvania	14
Endnotes and Additional Disclosures	16
Fund Expenses	17
Financial Statements	21
Report of Independent Registered Public Accounting Firm	88
Federal Tax Information	89
Board of Trustees’ Contract Approval	90
Management and Organization	93
Important Notices	95

Eaton Vance
Municipal Income Funds
July 31, 2011
Management’s Discussion of Fund Performance
Economic and Market Conditions

The recovery from the Great Recession began to stall during the first and second calendar quarters of 2011, sputtering on the back of the ongoing sovereign debt crisis in Europe, stubbornly high unemployment at home and rising political uncertainty in Washington, D.C. The slowdown prompted the financial markets to move from a “risk-on” to a “risk-off” stance at mid-year 2011, with risky assets such as stocks, corporate bonds and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
U.S. real gross domestic product (GDP) increased at an annual rate of 1.3% in the second quarter of 2011, according to the advance estimate released by the Bureau of Economic Analysis. First-quarter growth was revised down sharply to a rate of 0.4% from the earlier estimate of a 1.9% annual gain. These measures were down from previous periods, following annualized GDP growth rates of 2.6% and 3.1% in the third and fourth quarters of 2010, respectively.
Despite a glut of supply as the Build America Bond program ended and some bearish headlines on the muni market in late 2010, municipal bond performance began to rally early in the new year and ended solidly in positive territory for the 12 months ending July 31, 2011. The Barclays Capital Municipal Bond Index (the Index)1— an unmanaged index of municipal bonds traded in the U.S.—rose 3.24% during the one-year period. This gain reflected a dearth of new supply given the slowing of the U.S. economy, the market’s renewed focus on state and local government debt and the absence of widespread municipal defaults that had been forecast last year, which led many muni investors back into the market.
Within the context of the overall municipal bond market, munis with intermediate and longer maturities performed best during the fiscal year ending July 31, 2011, with the Barclays Capital 7 Year Municipal Bond Index rising 4.46% and the Barclays Capital 20 Year Municipal Bond Index gaining 3.79%.
Management Discussion
For the fiscal year ending July 31, 2011, the Funds’ performances at net asset value generally underperformed the Index, with the notable exception of Eaton Vance Arizona Municipal Income Fund, whose Class A shares narrowly outpaced this measure of the broad municipal bond market.
The Funds were hedged to various degrees using Treasury futures and interest-rate swaps, an ongoing strategy management has employed for many years, designed to help mitigate interest-rate risk. Credit spreads widened during the first half of the period, but then began to narrow during the second half. The ratio of municipal yields to U.S. Treasury yields of similar maturities climbed from around 98% at the beginning of the period in August 2010 to a high of about 112% in January 2011. As the muni market rallied, driven by generally high-quality bonds, the ratio rallied part of the way back by period end, settling at approximately 105% at July 31, 2011. Overall, the Funds’ hedging strategy was a modest detractor from relative performance during the period, except in the Eaton Vance Michgan Municipal Bond Fund, where the hedging strategy was a more significant detractor.
Management employed leverage in each of the Funds except for the Eaton Vance Minnesota Municipal Income Fund. The use of leverage had the effect of achieving additional exposure to the municipal market. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets. On balance during the up-and-down course of the 12-month period, the Funds’ leverage had a modestly positive impact on their performance versus the Index.
States and municipalities have seen budget difficulties over the past three fiscal years, but they also have made significant progress in addressing these budget concerns. Thus, as we look ahead, we are cautiously optimistic. However, as a slowing U.S. economy is likely to impact state tax revenues, we will continue to monitor closely the efforts of states and municipalities to address fiscal shortfalls.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
July 31, 2011
Management’s Discussion of Fund Performance (continued)
State-specific Results
Eaton Vance Arizona Municipal Income Fund’s Class A shares outperformed the Index. The Fund’s relative outperformance was helped by its overweight to hospital bonds, its overweight to short-maturity zero-coupon bonds and the strong performance of a specific nursing home bond that was retired at par as the result of a debt restructuring. Conversely, the Fund’s performance was hurt by its relative underweight to the general obligation (GO) sector, which performed well on a national scale, and the negative effects of its hedging strategy.
Eaton Vance Connecticut Municipal Income Fund lagged the Index. Its underexposure to GO bonds and its hedging strategy were the principal detractors. Positive factors relative to the Index included the Fund’s overweight to the education sector, strong security selection in the AA segment and an overweight to short-duration, high-coupon bonds that were priced to a very short call.
Eaton Vance Michigan Municipal Income Fund (which shareholders voted to be reorganized into Eaton Vance National Municipal Income Fund later this year) also trailed the Index. Its relative performance lagged mainly as a result of the hedging strategy. On the plus side, the Fund’s performance versus the Index was helped by its overweight to short- and intermediate-maturity zero-coupon bonds.
Eaton Vance Minnesota Municipal Income Fund under-performed relative to the Index. The Fund had a lower exposure to state GO bonds relative to the Index, which hurt, and hedging also detracted. On the upside, the Fund’s relative performance was helped by its greater exposure to health care and good security selection within that sector. The slightly longer maturity of the Fund’s holdings also was a positive factor.
Eaton Vance New Jersey Municipal Income Fund’s Class A and Class I shares eked out a positive return, while its Class C shares had a modestly negative return. All share classes lagged the Index by a wide margin, however, largely as a result of New Jersey’s significant budget issues and the relative unattractiveness of its debt issues. The Fund is required to invest at least 80% of its net assets in bonds whose income is exempt from federal and New Jersey income taxes, compared with the Index, which held only an average of 4% in New Jersey bonds during the time period. In addition, the Fund was hurt by its underweight to GO bonds, the effects of its hedging strategy and its underweight to high-quality AAA-rated bonds. On the upside, the Fund’s significant overweight to hospitals helped.
Eaton Vance Pennsylvania Municipal Income Fund under-performed the Index. The Fund’s hedging strategy hurt its relative performance, as did its underweight to GO bonds and to 5.00%-5.50% coupon bonds. Contributors to relative performance included overweights to the hospital sector and to zero-coupon bonds.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2011
Performance2

Portfolio Manager Craig R. Brandon, CFA

	Class A	Class B	Class C	Class I
Symbol	ETAZX	EVAZX	ECAZX	EIAZX
Inception Date	12/13/93	7/25/91	12/16/05	8/3/10

% Average Annual Total Returns at NAV
One Year	3.28	2.55	2.55	N.A.
Five Years	3.51	2.74	2.74	N.A.
Ten Years	4.27	3.50	N.A.	N.A.
Since Inception	4.48	4.78	2.95	3.33

% SEC Average Annual Total Returns with maximum sales charge
One Year	-1.64	-2.39	1.56	N.A.
Five Years	2.50	2.40	2.74	N.A.
Ten Years	3.77	3.50	N.A.	N.A.
Since Inception	4.19	4.78	2.95	3.33

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	7/31/01	$15,195	$14,477
Class C	12/16/05	$11,775	N.A.
Class I	8/3/10	$10,333	N.A.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.76	1.51	1.51	0.56
Net of Interest Expense	0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.20	3.43	3.44	4.37
Taxable-Equivalent Distribution Rate	6.77	5.53	5.54	7.04
SEC 30-day Yield	3.38	2.79	2.80	3.74
Taxable-Equivalent SEC 30-day Yield	5.45	4.50	4.51	6.03

% Leverage (all classes)[5]

Residual Interest Bond (RIB)	2.2

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.24	4.89	4.94
Barclays Capital 20 Year Municipal Bond Index	3.79	4.87	5.44
Lipper Arizona Municipal Debt Funds Average*	2.50	3.70	3.97

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	26.5	BBB	8.0
AA	37.5	CCC	0.8
A	22.6	Not Rated	4.6
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2011
Performance2
Portfolio Manager William H. Ahern, Jr., CFA

	Class A	Class B	Class C	Class I
Symbol	ETCTX	EVCTX	ECCTX	EICTX
Inception Date	4/19/94	5/1/92	2/9/06	3/3/08

% Average Annual Total Returns at NAV
One Year	2.85	1.98	1.98	2.96
Five Years	3.44	2.66	2.68	N.A.
Ten Years	3.81	3.04	N.A.	N.A.
Since Inception	4.92	4.25	2.61	5.55

% SEC Average Annual Total Returns with maximum sales charge
One Year	-2.04	-2.94	1.00	2.96
Five Years	2.43	2.31	2.68	N.A.
Ten Years	3.30	3.04	N.A.	N.A.
Since Inception	4.63	4.25	2.61	5.55

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	7/31/01	$14,536	$13,841
Class C	2/9/06	$11,515	N.A.
Class I	3/3/08	$12,023	N.A.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2011
Performancee2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.81	1.56	1.56	0.61
Net of Interest Expense	0.76	1.51	1.51	0.56

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.40	3.63	3.64	4.60
Taxable-Equivalent Distribution Rate	7.26	5.99	6.00	7.59
SEC 30-day Yield	3.45	2.87	2.87	3.82
Taxable-Equivalent SEC 30-day Yield	5.69	4.73	4.73	6.30

% Leverage (all classes)[5]

RIB	6.0

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.24	4.89	4.94
Barclays Capital 20 Year Municipal Bond Index	3.79	4.87	5.44
Lipper Connecticut Municipal Debt Funds Average*	2.62	3.72	3.88

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	13.1	BB	2.5
AA	38.5	CCC	0.5
A	25.1	Not Rated	5.9
BBB	14.4
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Michigan Municipal Income Fund
July 31, 2011
Performance2
Portfolio Manager William H. Ahern, Jr., CFA

	Class A	Class C	Class I
Symbol	ETMIX	ECMIX	EIMIX
Inception Date	12/7/93	5/2/06	8/3/10

% Average Annual Total Returns at NAV
One Year	1.95	1.20	N.A.
Five Years	2.80	2.05	N.A.
Ten Years	3.74	N.A.	N.A.
Since Inception	4.12	2.18	2.12

% SEC Average Annual Total Returns with maximum sales charge
One Year	-2.85	0.23	N.A.
Five Years	1.81	2.05	N.A.
Ten Years	3.24	N.A.	N.A.
Since Inception	3.83	2.18	2.12

% Maximum Sales Charge	4.75	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class C	5/2/06	$11,201	N.A.
Class I	8/3/10	$10,212	N.A.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Michigan Municipal Income Fund
July 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	0.76	1.51	0.56
Net of Interest Expense	0.75	1.50	0.55

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	4.64	3.91	4.84
Taxable-Equivalent Distribution Rate	7.46	6.29	7.79
SEC 30-day Yield	3.15	2.55	3.52
Taxable-Equivalent SEC 30-day Yield	5.07	4.10	5.66

% Leverage (all classes)[5]

RIB	2.3

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.24	4.89	4.94
Barclays Capital 20 Year Municipal Bond Index	3.79	4.87	5.44
Lipper Michigan Municipal Debt Funds Average*	2.40	2.62	3.94

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	8.8	BBB	5.5
AA	52.9	BB	1.9
A	30.0	Not Rated	0.9
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2011
Performance2
Portfolio Manager Craig R. Brandon, CFA

	Class A	Class B	Class C	Class I
Symbol	ETMNX	EVMNX	ECMNX	EIMNX
Inception Date	12/9/93	7/29/91	12/21/05	8/3/10

% Average Annual Total Returns at NAV
One Year	2.80	2.02	2.03	N.A.
Five Years	4.03	3.25	3.23	N.A.
Ten Years	4.34	3.58	N.A.	N.A.
Since Inception	4.41	4.37	3.38	2.86

% SEC Average Annual Total Returns with maximum sales charge
One Year	-2.05	-2.91	1.04	N.A.
Five Years	3.03	2.90	3.23	N.A.
Ten Years	3.83	3.58	N.A.	N.A.
Since Inception	4.12	4.37	3.38	2.86

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	7/31/01	$15,293	$14,565
Class C	12/21/05	$12,049	N.A.
Class I	8/3/10	$10,286	N.A.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	0.73	1.49	1.48	0.53

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	3.97	3.20	3.21	4.14
Taxable-Equivalent Distribution Rate	6.63	5.34	5.36	6.91
SEC 30-day Yield	3.38	2.79	2.80	3.75
Taxable-Equivalent SEC 30-day Yield	5.64	4.66	4.67	6.26

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.24	4.89	4.94
Barclays Capital 20 Year Municipal Bond Index	3.79	4.87	5.44
Lipper Minnesota Municipal Debt Funds Average*	2.83	3.90	4.16

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class C	Class I
Symbol	ETNJX	ECNJX	EINJX
Inception Date	4/13/94	12/14/05	3/3/08

% Average Annual Total Returns at NAV
One Year	0.65	-0.13	0.85
Five Years	1.56	0.80	N.A.
Ten Years	3.35	N.A.	N.A.
Since Inception	4.56	1.34	4.17

% SEC Average Annual Total Returns with maximum sales charge
One Year	-4.13	-1.09	0.85
Five Years	0.58	0.80	N.A.
Ten Years	2.85	N.A.	N.A.
Since Inception	4.27	1.34	4.17

% Maximum Sales Charge	4.75	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class C	12/14/05	$10,777	N.A.
Class I	3/3/08	$11,496	N.A.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	0.90	1.64	0.69
Net of Interest Expense	0.79	1.53	0.58

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	4.84	4.08	5.04
Taxable-Equivalent Distribution Rate	8.18	6.90	8.52
SEC 30-day Yield	4.48	3.95	4.91
Taxable-Equivalent SEC 30-day Yield	7.57	6.68	8.30

% Leverage (all classes)[5]

RIB	9.4

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.24	4.89	4.94
Barclays Capital 20 Year Municipal Bond Index	3.79	4.87	5.44
Lipper New Jersey Municipal Debt Funds Average*	2.06	3.46	3.95

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	8.1	BBB	19.4
AA	35.6	B	1.0
A	31.4	Not Rated	4.5
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETPAX	EVPAX	ECPAX	EIPAX
Inception Date	6/1/94	1/8/91	1/13/06	3/3/08

% Average Annual Total Returns at NAV
One Year	2.07	1.29	1.30	2.17
Five Years	2.31	1.56	1.55	N.A.
Ten Years	3.86	3.10	N.A.	N.A.
Since Inception	4.60	4.40	1.82	4.95

% SEC Average Annual Total Returns with maximum sales charge
One Year	-2.77	-3.56	0.33	2.17
Five Years	1.31	1.23	1.55	N.A.
Ten Years	3.35	3.10	N.A.	N.A.
Since Inception	4.30	4.40	1.82	4.95

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	7/31/01	$14,600	$13,910
Class C	1/13/06	$11,055	N.A.
Class I	3/3/08	$11,792	N.A.
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.88	1.64	1.63	0.69
Net of Interest Expense	0.79	1.55	1.54	0.60

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.73	3.96	3.97	4.94
Taxable-Equivalent Distribution Rate	7.51	6.29	6.30	7.84
SEC 30-day Yield	4.17	3.62	3.63	4.58
Taxable-Equivalent SEC 30-day Yield	6.62	5.75	5.76	7.27

% Leverage (all classes)[5]

RIB				8.0

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.24	4.89	4.94
Barclays Capital 20 Year Municipal Bond Index	3.79	4.87	5.44
Lipper Pennsylvania Municipal Debt Funds Average*	2.35	3.41	3.97

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	6.4	BB	1.0
AA	49.6	CC	0.5
A	25.2	Not Rated	2.9
BBB	14.4
See Endnotes and Additional Disclosures on page 16.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

Eaton Vance
Municipal Income Funds
July 31, 2011
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with RIB transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and, as a result, NAV and performance have not been affected by this expense.

[4]	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance is based on the highest combined federal and state income tax rates (37.95% for AZ, 39.36% for CT, 37.83% for MI, 40.10% for MN, 40.83% for NJ, 37.00% for PA). Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of 7/31/11 as a percentage of Fund net assets plus Floating Rate Notes.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.
Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Funds

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,070.20	$4.00	0.78%
Class B	$1,000.00	$1,065.70	$7.84	1.53%
Class C	$1,000.00	$1,065.60	$7.84	1.53%
Class I	$1,000.00	$1,069.90	$2.93	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,022.00	$2.86	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance
Municipal Income Funds

July 31, 2011

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,062.20	$4.14	0.81%
Class B	$1,000.00	$1,058.50	$7.96	1.56%
Class C	$1,000.00	$1,058.40	$7.96	1.56%
Class I	$1,000.00	$1,063.30	$3.12	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06	0.81%
Class B	$1,000.00	$1,017.10	$7.80	1.56%
Class C	$1,000.00	$1,017.10	$7.80	1.56%
Class I	$1,000.00	$1,021.80	$3.06	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance Michigan Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,061.60	$4.04	0.79%
Class C	$1,000.00	$1,057.70	$7.86	1.54%
Class I	$1,000.00	$1,063.80	$2.97	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96	0.79%
Class C	$1,000.00	$1,017.20	$7.70	1.54%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance
Municipal Income Funds

July 31, 2011

Fund Expenses — continued

Eaton Vance Minnesota Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,068.70	$3.80	0.74%
Class B	$1,000.00	$1,064.60	$7.68	1.50%
Class C	$1,000.00	$1,064.70	$7.68	1.50%
Class I	$1,000.00	$1,069.70	$2.77	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	0.74%
Class B	$1,000.00	$1,017.40	$7.50	1.50%
Class C	$1,000.00	$1,017.40	$7.50	1.50%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance New Jersey Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,069.00	$4.51	0.88%
Class C	$1,000.00	$1,064.40	$8.34	1.63%
Class I	$1,000.00	$1,070.00	$3.49	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.41	0.88%
Class C	$1,000.00	$1,016.70	$8.15	1.63%
Class I	$1,000.00	$1,021.40	$3.41	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance
Municipal Income Funds

July 31, 2011

Fund Expenses — continued

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,070.20	$4.57	0.89%
Class B	$1,000.00	$1,067.10	$8.41	1.64%
Class C	$1,000.00	$1,065.90	$8.40	1.64%
Class I	$1,000.00	$1,071.10	$3.54	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46	0.89%
Class B	$1,000.00	$1,016.70	$8.20	1.64%
Class C	$1,000.00	$1,016.70	$8.20	1.64%
Class I	$1,000.00	$1,021.40	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance
Arizona Municipal Income Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 97.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 1.4%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,074,900

		$1,074,900

Education — 4.0%

Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,552,125
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,568,700

		$3,120,825

Electric Utilities — 7.3%

Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$544,650
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	926,410
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,000	2,084,860
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,052,920

		$5,608,840

Escrowed / Prerefunded — 9.8%

Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$4,500	$4,178,115
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	3,500	3,365,845

		$7,543,960

General Obligations — 5.8%

Maricopa County Community College District, 3.00%, 7/1/23	$785	$771,828
Puerto Rico, 0.00%, 7/1/18	1,125	821,497
Tempe, 3.75%, 7/1/24	1,000	1,002,310
Tempe, 5.375%, 7/1/21	1,600	1,893,808

		$4,489,443

Health Care – Miscellaneous — 3.4%

Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,755,022
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	465	394,590
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	500	475,310

		$2,624,922

Hospital — 12.9%

Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$1,999,920
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,141,176
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	661,163
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	60	50,982
Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,750	1,747,725
Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,350	1,366,983
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,467,762
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,502,280

		$9,937,991

Industrial Development Revenue — 0.7%

Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$574,919

		$574,919

Insured – Education — 0.5%

North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$385	$394,356

		$394,356

Insured – Electric Utilities — 4.8%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$500	$448,950
Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,000	1,135,230
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	759,555
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,200	1,351,812

		$3,695,547

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.5%

Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,201,550

		$1,201,550

Insured – General Obligations — 7.4%

Goodyear, (NPFG), 3.00%, 7/1/26	$1,130	$1,025,927
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,374,878
Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,200	1,349,196

		$5,750,001

Insured – Hospital — 1.7%

Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,319,961

		$1,319,961

Insured – Lease Revenue / Certificates of Participation — 1.9%

Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,465,271

		$1,465,271

Insured – Special Tax Revenue — 7.2%

Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$915,677
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,000	987,140
Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	2,895	2,644,901
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	571,091
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,370	188,080
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,345	146,040
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,080	108,486

		$5,561,415

Insured – Transportation — 7.3%

Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,761,302
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	967,720
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,900	1,880,107

		$5,609,129

Insured – Water and Sewer — 1.5%

Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,156,792

		$1,156,792

Lease Revenue / Certificates of Participation — 1.1%

Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$823,170

		$823,170

Other Revenue — 2.2%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,505	$595,335
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	187,957
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	898,790

		$1,682,082

Special Tax Revenue — 11.4%

Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,000	$1,082,250
Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,031,700
Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	257,925
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	273,472
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	296,720
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	1,000	1,002,500
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,500	2,741,325
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,000	1,070,710
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,036,340

		$8,792,942

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation — 4.1%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,151,050

		$3,151,050

Total Tax-Exempt Investments — 97.9%
(identified cost $73,704,177)		$75,579,066

Other Assets, Less Liabilities — 2.1%		$1,600,400

Net Assets — 100.0%		$77,179,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 21.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $252,500.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 104.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.5%

Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,126,390
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,674,255

		$2,800,645

Education — 12.8%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,000	$1,007,810
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,505,835
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,043,190
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,064,580
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,092,250
University of Connecticut, 5.00%, 2/15/21	1,315	1,516,682
University of Connecticut, 5.00%, 5/15/23	1,350	1,383,061
University of Connecticut, 5.00%, 2/15/28	875	946,575

		$14,559,983

Electric Utilities — 3.5%

Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,000	$2,016,780
Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,479,840
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	500	470,920

		$3,967,540

Escrowed / Prerefunded — 2.6%

Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$640	$661,952
Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	2,010	2,028,492
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	170	217,556

		$2,908,000

General Obligations — 14.2%

Connecticut, 4.875%, 11/1/20	$1,475	$1,686,721
Connecticut, 5.00%, 2/15/29	1,000	1,081,120
East Lyme, 4.00%, 7/15/22	350	381,717
East Lyme, 4.00%, 7/15/23	525	565,940
East Lyme, 4.25%, 7/15/24	250	271,730
East Lyme, 4.25%, 7/15/25	250	269,198
Fairfield, 5.00%, 1/1/23	1,000	1,198,080
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,117,909
North Haven, 5.00%, 7/15/23	1,475	1,757,197
North Haven, 5.00%, 7/15/25	1,490	1,762,342
Norwalk, 4.00%, 7/1/26	1,975	2,036,225
Redding, 5.50%, 10/15/18	400	496,264
Redding, 5.625%, 10/15/19	650	813,553
Stamford, 4.00%, 7/1/25	370	384,286
Wilton, 5.25%, 7/15/18(2)	535	652,470
Wilton, 5.25%, 7/15/19	535	653,085

		$16,127,837

Hospital — 4.1%

Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,530,300
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,035,570
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,058,570

		$4,624,440

Industrial Development Revenue — 5.4%

Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,501,350
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	620	513,974
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,320	1,111,281

		$6,126,605

Insured – Education — 16.2%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,247,316
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,355,081
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	1,966,733
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,643,650
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,232,526

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	$2,000	$1,869,880
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,071,180

		$18,386,366

Insured – Electric Utilities — 4.3%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,726,745
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,199,288

		$4,926,033

Insured – Escrowed / Prerefunded — 1.9%

Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,500	$1,587,030
Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	515	537,887

		$2,124,917

Insured – General Obligations — 5.2%

Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,370	$3,373,572
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,206,360
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,070,670
New Britain, (NPFG), 6.00%, 3/1/12	250	257,618

		$5,908,220

Insured – Hospital — 2.7%

Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$2,000	$2,026,480
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,000	1,016,260

		$3,042,740

Insured – Housing — 0.5%

Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$595,031

		$595,031

Insured – Industrial Development Revenue — 1.6%

Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,915	$1,862,759

		$1,862,759

Insured – Lease Revenue / Certificates of Participation — 2.5%

Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$2,903,194

		$2,903,194

Insured – Pooled Loans — 0.8%

Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$925	$927,155

		$927,155

Insured – Special Tax Revenue — 0.9%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$1,000	$1,070,970

		$1,070,970

Insured – Transportation — 5.1%

Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$505,305
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,900	3,859,167
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,445,255

		$5,809,727

Insured – Water and Sewer — 6.1%

Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 4.70%, 7/1/36	$1,000	$828,560
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	880,240
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	3,990,319
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,259,412

		$6,958,531

Lease Revenue / Certificates of Participation — 2.1%

Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,341,924

		$2,341,924

Other Revenue — 0.5%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$8,700	$313,809
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	16,465	287,479

		$601,288

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 0.8%

Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$952,870

		$952,870

Solid Waste — 2.4%

Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,749,890

		$2,749,890

Special Tax Revenue — 5.4%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$1,125	$1,156,804
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,000	2,140,180
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	136,736
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	150,874
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	491,835
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,700	1,704,250
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	384,944

		$6,165,623

Total Tax-Exempt Investments — 104.1%
(identified cost $115,485,439)		$118,442,288

Other Assets, Less Liabilities — (4.1)%		$(4,709,585)

Net Assets — 100.0%		$113,732,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 17.6% of the Fund’s net assets at July 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 46.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 24.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $429,250.

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 101.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 3.1%

Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$1,000	$1,072,310
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	250	252,215

		$1,324,525

Education — 4.7%

Grand Valley State University, 5.625%, 12/1/29	$475	$499,619
Grand Valley State University, 5.75%, 12/1/34	475	494,860
Michigan State University, 5.00%, 2/15/40	1,000	1,017,720

		$2,012,199

Electric Utilities — 0.8%

Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$353,190

		$353,190

Escrowed / Prerefunded — 7.3%

Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$530	$593,218
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,250	1,307,325
Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,000	1,188,200

		$3,088,743

General Obligations — 4.9%

Charter County of Wayne, 6.75%, 11/1/39	$495	$514,914
Comstock Park Public Schools, 5.00%, 5/1/28	225	230,837
Comstock Park Public Schools, 5.125%, 5/1/31	270	275,170
Comstock Park Public Schools, 5.25%, 5/1/33	215	220,680
Kent County Building Authority, 5.50%, 6/1/26(1)	500	604,910
Michigan, 5.50%, 11/1/25	230	252,715

		$2,099,226

Hospital — 16.6%

Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$410	$363,772
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	690	783,743
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,500	1,355,430
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	500	458,820
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	500	516,745
Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,130	1,017,814
Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,300	1,201,668
Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	800	795,648
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	575	547,015

		$7,040,655

Insured – Education — 3.0%

Ferris State University, (AGC), 5.125%, 10/1/33	$495	$509,018
Wayne University, (NPFG), 5.00%, 11/15/37	750	757,808

		$1,266,826

Insured – Electric Utilities — 3.8%

Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$1,000	$1,000,350
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	614,938

		$1,615,288

Insured – Escrowed / Prerefunded — 5.1%

Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,000	$2,170,320

		$2,170,320

Insured – General Obligations — 23.8%

Brighton School District, (AMBAC), 0.00%, 5/1/18	$1,005	$789,588
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	700	648,445
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	255	239,323
Detroit City School District, (AGM), 6.00%, 5/1/29	1,000	1,056,820
Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	1,315	1,125,522
HealthSource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,000	1,024,500
Holland School District, (AMBAC), 0.00%, 5/1/17	1,900	1,581,275
Okemos Public School District, (NPFG), 0.00%, 5/1/16	2,000	1,749,320
Parchment School District, (NPFG), 5.00%, 5/1/25	1,790	1,918,772

		$10,133,565

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 2.5%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$3,000	$1,042,350

		$1,042,350

Insured – Transportation — 2.3%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,000	$989,530

		$989,530

Insured – Water and Sewer — 7.1%

Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$2,300	$1,971,353
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,061,330

		$3,032,683

Lease Revenue / Certificates of Participation — 2.5%

Michigan Building Authority, 6.00%, 10/15/38	$1,000	$1,055,810

		$1,055,810

Other Revenue — 1.9%

Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$1,090	$813,543

		$813,543

Special Tax Revenue — 9.5%

Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,680	$1,376,122
Detroit, Downtown Tax Increment, 0.00%, 7/1/20	2,000	1,252,480
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	145	146,865
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	155,904
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	6,630	322,284
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	660	661,650
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	135	142,376

		$4,057,681

Water and Sewer — 2.4%

Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$910	$1,005,423

		$1,005,423

Total Tax-Exempt Investments — 101.3%
(identified cost $41,935,169)		$43,101,557

Other Assets, Less Liabilities — (1.3)%		$(550,396)

Net Assets — 100.0%		$42,551,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 47.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 23.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $166,650.

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 97.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.5%

Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,000	$2,332,800

		$2,332,800

Education — 10.8%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,069,260
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,545,270
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,024,530
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,021,800
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,502,745
St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,380	1,412,471
University of Minnesota, 5.00%, 12/1/36	500	523,720
University of Minnesota, 5.125%, 4/1/34	1,000	1,057,190
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,061,390

		$10,218,376

Electric Utilities — 4.8%

Minnesota Municipal Power Agency, 4.75%, 10/1/32	$500	$505,435
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	755,963
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,015,960
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	185	174,240
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,046,860

		$4,498,458

Escrowed / Prerefunded — 5.1%

Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$490	$552,024
Dakota County Community Development Agency, (Senior Housing Facilities), Prerefunded to 1/1/12, 5.00%, 1/1/21(1)	750	765,105
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,386,800
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,126,880

		$4,830,809

General Obligations — 13.7%

Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,000	$1,040,550
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35(1)	500	507,370
Duluth, 5.00%, 2/1/34	2,000	2,055,280
Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,000	2,081,840
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,513,185
Minnesota, 5.00%, 6/1/21	1,155	1,328,238
Minnesota, 5.00%, 8/1/22	1,000	1,157,890
Minnesota, 5.00%, 11/1/26	1,000	1,087,350
Washington County, 3.50%, 2/1/28	1,500	1,430,115
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	773,243

		$12,975,061

Health Care – Miscellaneous — 1.0%

Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$965,150

		$965,150

Hospital — 13.6%

Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,000	$1,020,730
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,030,460
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,037,820
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,030,420
Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,497,375
St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,022,220
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,000	1,036,290
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,000	1,017,110
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,040,130
St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	750	727,552
St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,424,175

		$12,884,282

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 6.5%

Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500	$500,625
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	1,000	936,850
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	975	920,420
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	855	825,759
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	477,190
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	95	93,366
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	905	909,534
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,505,691

		$6,169,435

Industrial Development Revenue — 1.0%

Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$938,070

		$938,070

Insured – Education — 0.6%

Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$500	$520,590

		$520,590

Insured – Electric Utilities — 11.1%

Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,107,700
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,150	1,140,857
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	309,929
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,090,100
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	4,849,740
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,010,120

		$10,508,446

Insured – Escrowed / Prerefunded — 1.4%

Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,359,751

		$1,359,751

Insured – General Obligations — 4.2%

Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,290,540
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	929,565
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	731,134
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,064,990

		$4,016,229

Insured – Hospital — 5.9%

Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$750	$752,963
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,864,570
Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,000	2,018,280
Plymouth, Health Facilities Revenue, (WestHealth), (AGM), 6.25%, 6/1/16	450	450,563
St. Cloud Health Care Revenue, (St. Cloud Hospital), (AGC), 5.50%, 5/1/39	500	515,610

		$5,601,986

Insured – Special Tax Revenue — 3.2%

St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,038,020
Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,000	1,004,870

		$3,042,890

Insured – Transportation — 2.4%

Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,021,220
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,287,482

		$2,308,702

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.6%

Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$560	$602,202

		$602,202

Senior Living / Life Care — 0.9%

St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. — Highland), 8.75%, 11/1/24	$975	$828,896

		$828,896

Special Tax Revenue — 5.5%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$273,472
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	296,720
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,054,700
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,035,680
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	527,320

		$5,187,892

Student Loan — 1.1%

Minnesota Higher Education Facilities Authority, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,026,390

		$1,026,390

Transportation — 1.1%

Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,024,470

		$1,024,470

Total Tax-Exempt Investments — 97.0%
(identified cost $88,182,674)		$91,840,885

Other Assets, Less Liabilities — 3.0%		$2,811,046

Net Assets — 100.0%		$94,651,931

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 13.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 110.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 14.0%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$746,303
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	699,375
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	617,885
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	10,181,498
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,557,375
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	816,006
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	2,941,491
Rutgers State University, 5.00%, 5/1/39(1)	8,580	8,854,817

		$28,414,750

Electric Utilities — 0.7%

Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,500	$1,508,520

		$1,508,520

General Obligations — 1.2%

Morris County, 4.00%, 4/15/22(2)	$2,365	$2,495,193

		$2,495,193

Health Care – Miscellaneous — 0.4%

New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$825	$743,094

		$743,094

Hospital — 14.8%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,419,670
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,165	2,015,225
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,480	6,570,525
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,825	5,700,520
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,120,949
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,125,591
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,140	4,139,876
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,245	4,939,374
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,129,630

		$30,161,360

Housing — 2.7%

New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,618,080
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	3,000	2,969,520

		$5,587,600

Industrial Development Revenue — 8.6%

Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,478,843
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	3,390	3,167,955
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,875	1,940,794
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,427,116
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,465	5,442,754

		$17,457,462

Insured – Education — 0.9%

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$1,844,621

		$1,844,621

Insured – Gas Utilities — 4.6%

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$9,150	$9,415,258

		$9,415,258

Insured – General Obligations — 8.9%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,894,980
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	3,050	637,999

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Irvington Township, (AGM), 0.00%, 7/15/22	$4,975	$3,075,296
Irvington Township, (AGM), 0.00%, 7/15/23	5,275	3,050,374
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,340	8,364,853

		$18,023,502

Insured – Hospital — 2.8%

New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$2,707,435
New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	7,620	2,908,325

		$5,615,760

Insured – Lease Revenue / Certificates of Participation — 1.6%

New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,092,960
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,063,500

		$3,156,460

Insured – Special Tax Revenue — 7.7%

Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$7,870	$4,310,793
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,138,040
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,390	5,570,172
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	2,467,380
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,145	231,332
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,470	485,353
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,580	359,611

		$15,562,681

Insured – Student Loan — 2.5%

New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,975	$5,134,101

		$5,134,101

Insured – Transportation — 0.4%

South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$913,164

		$913,164

Insured – Water and Sewer — 6.0%

New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,760,213
North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	13,840	6,401,138

		$12,161,351

Lease Revenue / Certificates of Participation — 5.2%

Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$828,324
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	938,099
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,006,900
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,088,500
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,630	4,684,819

		$10,546,642

Other Revenue — 4.3%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$577,120
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	610,402
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	5,660	5,802,632
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	2,440	1,682,380

		$8,672,534

Senior Living / Life Care — 3.5%

New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,314,643
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,105,165
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	3,390	2,151,396
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,584,997

		$7,156,201

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 2.8%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$282,114
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	459,385
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/37	15,000	2,655,450
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	850	852,125
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,365,759

		$5,614,833

Student Loan — 4.4%

New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.204%, 6/1/36(1)(4)(5)	$9,000	$8,870,220

		$8,870,220

Transportation — 9.8%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,566,399
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,073,550
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,686,850
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,092,320
Port Authority of New York and New Jersey, 6.125%, 6/1/94	9,400	10,520,386

		$19,939,505

Water and Sewer — 2.3%

New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,705	$4,704,624

		$4,704,624

Total Tax-Exempt Investments — 110.1%
(identified cost $224,416,007)		$223,699,436

Other Assets, Less Liabilities — (10.1)%		$(20,510,568)

Net Assets — 100.0%		$203,188,868

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 32.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 13.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Defaulted bond.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,670,220.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 106.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.0%

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,000	$4,948,750

		$4,948,750

Cogeneration — 0.5%

Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$1,100	$754,204
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,000	561,860

		$1,316,064

Education — 10.9%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,164,111
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,047,190
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,547,925
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,077,760
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,078,630
Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	1,000	904,730
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	1,250	1,211,612
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,816,948
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,770,294
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,654,650
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,737,600
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,000	2,075,880
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,498,050

		$27,585,380

Electric Utilities — 0.9%

York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,288,835

		$2,288,835

General Obligations — 2.2%

Centennial School District, Bucks County, 5.00%, 12/15/37	$2,000	$2,082,720
Chester County, 5.00%, 7/15/27(1)	1,000	1,108,190
Chester County, 5.00%, 7/15/28(1)	410	451,656
Montgomery County, 4.375%, 12/1/31(1)	2,000	2,042,520

		$5,685,086

Hospital — 17.1%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,060,450
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,424,142
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,328,243
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	954,360
Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,735	2,416,509
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,067,030
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	885,213
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,897,530
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,085,680
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	1,874,500
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	938,660
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	9,990,450
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,571,496
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,483,095
Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,885	1,986,375

		$42,963,733

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 5.6%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,740	$1,682,772
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	6,120	5,784,930
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	991,790
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	3,030	3,030,303
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,605	2,606,667

		$14,096,462

Industrial Development Revenue — 1.5%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,224,420
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,072,970
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,486,860

		$3,784,250

Insured – Education — 5.9%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,083,130
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,350	1,297,917
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,500	2,508,475
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,672,275
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,426,680
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,860	2,951,949
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	964,276

		$14,904,702

Insured – Electric Utilities — 1.5%

Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,055	$1,968,813
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,830	1,800,537

		$3,769,350

Insured – Escrowed / Prerefunded — 7.3%

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,033,775
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,025,529
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	1,934,572
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,529,670
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,333,652
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	4,375,807
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,135,752

		$18,368,757

Insured – General Obligations — 17.5%

Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,284,375
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,012,916
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	998,308
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,125,430
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,970	1,264,602
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,305,971
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,221,884
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,135,474
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,271,703
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,056,380
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	5,175	3,423,366
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	649,700
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,023,420
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	631,516

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	$1,430	$1,393,220
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	571,428
Norwin School District, (AGM), 3.25%, 4/1/33	5,000	3,912,000
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,696,680
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,004,380
State Public School Building Authority, (Philadephia School District), (AGM), 5.50%, 6/1/28(2)	9,500	10,751,340
West Mifflin Area School District, (AGM), 5.125%, 4/1/31	1,200	1,254,072

		$43,988,165

Insured – Hospital — 6.9%

Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,750	$3,495,300
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,000	2,373,740
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,089,850
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	6,905,745
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,427,062

		$17,291,697

Insured – Industrial Development Revenue — 1.4%

York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$4,000	$3,440,160

		$3,440,160

Insured – Lease Revenue / Certificates of Participation — 0.4%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,032,990

		$1,032,990

Insured – Special Tax Revenue — 1.4%

Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,223,180
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,000	613,910
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,035	438,121
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,225	323,951

		$3,599,162

Insured – Transportation — 12.2%

Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(2)	$4,800	$5,357,136
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	4,000	4,464,280
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	6,000	6,043,680
Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	3,000	2,802,810
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	6,180	6,213,990
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,000	5,937,180

		$30,819,076

Insured – Utilities — 1.1%

Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,692,937

		$2,692,937

Insured – Water and Sewer — 1.2%

Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,500,270
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,627,527

		$3,127,797

Nursing Home — 1.3%

Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,475	$2,476,757
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,025	903,353

		$3,380,110

Senior Living / Life Care — 2.0%

Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$1,308,675
Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,835	1,837,037

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$600	$593,058
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,218,698

		$4,957,468

Special Tax Revenue — 1.6%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$12,500	$2,075,750
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(4)	1,080	1,082,700
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	854,258

		$4,012,708

Transportation — 3.4%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,566,399
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	955,472
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	750	753,863
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,529,205
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	1,000	711,480

		$8,516,419

Water and Sewer — 1.1%

Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,474,532
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,275,150

		$2,749,682

Total Tax-Exempt Investments — 106.9%
(identified cost $263,203,802)		$269,319,740

Other Assets, Less Liabilities — (6.9)%		$(17,461,579)

Net Assets — 100.0%		$251,858,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 53.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 20.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security is in default and making only partial interest payments.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $272,700.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Assets and Liabilities

	July 31, 2011

Assets	Arizona Fund	Connecticut Fund	Michigan Fund

Investments —
Identified cost	$73,704,177	$115,485,439	$41,935,169
Unrealized appreciation	1,874,889	2,956,849	1,166,388

Investments, at value	$75,579,066	$118,442,288	$43,101,557

Cash	$3,145,110	$94,645	$346,078
Interest receivable	458,845	1,182,345	381,072
Receivable for investments sold	110,491	2,051,629	49,000
Receivable for Fund shares sold	12,064	59,617	9,892

Total assets	$79,305,576	$121,830,524	$43,887,599

Liabilities

Payable for floating rate notes issued	$1,700,000	$7,225,000	$995,000
Demand note payable	—	300,000	—
Payable for variation margin on open financial futures contracts	59,374	48,062	80,812
Payable for open swap contracts	79,239	124,632	56,084
Payable for Fund shares redeemed	79,984	136,250	75,334
Distributions payable	109,020	124,076	58,009
Payable to affiliates:
Investment adviser fee	21,192	35,519	9,111
Distribution and service fees	18,355	24,473	8,914
Interest expense and fees payable	3,689	8,569	2,354
Accrued expenses	55,257	71,240	50,820

Total liabilities	$2,126,110	$8,097,821	$1,336,438

Net Assets	$77,179,466	$113,732,703	$42,551,161

Sources of Net Assets

Paid-in capital	$81,349,417	$115,198,258	$45,162,348
Accumulated net realized loss	(5,699,108)	(4,070,697)	(3,618,772)
Accumulated undistributed (distributions in excess of) net investment income	(66,401)	(124,076)	74,141
Net unrealized appreciation	1,595,558	2,729,218	933,444

Net Assets	$77,179,466	$113,732,703	$42,551,161

Class A Shares

Net Assets	$67,028,846	$99,006,802	$39,634,490
Shares Outstanding	7,222,139	9,853,201	4,564,735
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.28	$10.05	$8.68
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.74	$10.55	$9.11

Class B Shares

Net Assets	$1,693,419	$2,926,582	$—
Shares Outstanding	164,171	292,631	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.31	$10.00	$—

Class C Shares

Net Assets	$7,060,397	$6,515,894	$2,658,979
Shares Outstanding	684,031	650,827	306,040
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.32	$10.01	$8.69

Class I Shares

Net Assets	$1,396,804	$5,283,425	$257,692
Shares Outstanding	150,607	525,658	29,645
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.27	$10.05	$8.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Assets and Liabilities — continued

	July 31, 2011

Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investments —
Identified cost	$88,182,674	$224,416,007	$263,203,802
Unrealized appreciation (depreciation)	3,658,211	(716,571)	6,115,938

Investments, at value	$91,840,885	$223,699,436	$269,319,740

Cash	$2,098,800	$1,141,135	$1,852,890
Interest receivable	1,133,122	1,599,956	2,498,402
Receivable for investments sold	—	164,563	2,573,247
Receivable for Fund shares sold	47,234	70,581	152,529

Total assets	$95,120,041	$226,675,671	$276,396,808

Liabilities

Payable for floating rate notes issued	$—	$21,020,000	$21,760,000
Payable for variation margin on open financial futures contracts	71,250	489,997	1,134,372
Payable for open swap contracts	33,960	486,358	445,691
Payable for Fund shares redeemed	198,481	959,774	402,797
Distributions payable	58,338	278,346	348,634
Payable to affiliates:
Investment adviser fee	27,481	72,248	90,467
Distribution and service fees	24,081	49,482	67,972
Interest expense and fees payable	—	19,528	35,458
Accrued expenses	54,519	111,070	253,256

Total liabilities	$468,110	$23,486,803	$24,538,647

Net Assets	$94,651,931	$203,188,868	$251,858,161

Sources of Net Assets

Paid-in capital	$94,934,301	$241,242,962	$280,142,436
Accumulated net realized loss	(3,711,340)	(36,943,345)	(31,614,424)
Accumulated undistributed (distributions in excess of) net investment income	44,829	1,238,005	(61,748)
Net unrealized appreciation (depreciation)	3,384,141	(2,348,754)	3,391,897

Net Assets	$94,651,931	$203,188,868	$251,858,161

Class A Shares

Net Assets	$78,908,586	$171,001,449	$175,176,259
Shares Outstanding	8,612,072	19,370,063	19,906,697
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.16	$8.83	$8.80
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.62	$9.27	$9.24

Class B Shares

Net Assets	$1,881,935	$—	$10,191,001
Shares Outstanding	190,893	—	1,118,801
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.86	$—	$9.11

Class C Shares

Net Assets	$11,115,694	$24,768,215	$36,408,969
Shares Outstanding	1,128,179	2,688,485	3,995,440
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.85	$9.21	$9.11

Class I Shares

Net Assets	$2,745,716	$7,419,204	$30,081,932
Shares Outstanding	299,611	840,156	3,405,348
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.16	$8.83	$8.83

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Operations

	Year Ended July 31, 2011

Investment Income	Arizona Fund	Connecticut Fund	Michigan Fund

Interest	$4,529,647	$6,252,927	$2,457,825

Total investment income	$4,529,647	$6,252,927	$2,457,825

Expenses

Investment adviser fee	$291,395	$458,301	$119,305
Distribution and service fees
Class A	146,404	209,339	85,487
Class B	21,005	37,980	—
Class C	73,753	67,160	29,862
Trustees’ fees and expenses	3,055	4,291	1,939
Custodian fee	52,294	70,019	36,409
Transfer and dividend disbursing agent fees	26,640	45,130	25,289
Legal and accounting services	43,460	51,885	45,359
Printing and postage	8,360	11,580	11,165
Registration fees	13,850	5,080	2,632
Interest expense and fees	16,526	66,182	9,557
Miscellaneous	21,362	21,772	16,341

Total expenses	$718,104	$1,048,719	$383,345

Deduct —
Reduction of custodian fee	$619	$1,574	$532

Total expense reductions	$619	$1,574	$532

Net expenses	$717,485	$1,047,145	$382,813

Net investment income	$3,812,162	$5,205,782	$2,075,012

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,273,629	$289,924	$216,599
Financial futures contracts	(324,980)	(433,861)	(424,379)
Swap contracts	(85,281)	(103,217)	(46,447)

Net realized gain (loss)	$863,368	$(247,154)	$(254,227)

Change in unrealized appreciation (depreciation) —
Investments	$(2,611,461)	$(2,291,541)	$(1,102,230)
Financial futures contracts	17,465	28,259	(27,054)
Swap contracts	22,806	31,540	14,193

Net change in unrealized appreciation (depreciation)	$(2,571,190)	$(2,231,742)	$(1,115,091)

Net realized and unrealized loss	$(1,707,822)	$(2,478,896)	$(1,369,318)

Net increase in net assets from operations	$2,104,340	$2,726,886	$705,694

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Operations — continued

	Year Ended July 31, 2011

Investment Income	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Interest	$4,908,181	$13,331,530	$16,066,639

Total investment income	$4,908,181	$13,331,530	$16,066,639

Expenses

Investment adviser fee	$361,351	$973,263	$1,200,220
Distribution and service fees
Class A	168,897	379,831	377,437
Class B	27,830	—	129,119
Class C	126,192	266,181	381,379
Trustees’ fees and expenses	3,634	7,376	8,866
Custodian fee	61,737	114,173	133,123
Transfer and dividend disbursing agent fees	39,316	106,795	144,627
Legal and accounting services	41,569	71,370	74,720
Printing and postage	10,810	20,960	26,850
Registration fees	9,399	5,495	6,700
Interest expense and fees	—	267,339	280,604
Miscellaneous	23,178	27,954	48,572

Total expenses	$873,913	$2,240,737	$2,812,217

Deduct —
Reduction of custodian fee	$1,913	$1,387	$1,186

Total expense reductions	$1,913	$1,387	$1,186

Net expenses	$872,000	$2,239,350	$2,811,031

Net investment income	$4,036,181	$11,092,180	$13,255,608

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$350,865	$(3,535,777)	$(2,544,169)
Financial futures contracts	(383,862)	(1,539,068)	(2,851,048)
Swap contracts	(36,550)	(3,054)	(410,110)

Net realized loss	$(69,547)	$(5,077,899)	$(5,805,327)

Change in unrealized appreciation (depreciation) —
Investments	$(1,904,901)	$(6,066,271)	$(4,619,677)
Financial futures contracts	18,008	135,251	766,828
Swap contracts	9,774	(100,773)	118,533

Net change in unrealized appreciation (depreciation)	$(1,877,119)	$(6,031,793)	$(3,734,316)

Net realized and unrealized loss	$(1,946,666)	$(11,109,692)	$(9,539,643)

Net increase (decrease) in net assets from operations	$2,089,515	$(17,512)	$3,715,965

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Changes in Net Assets

	Year Ended July 31, 2011

Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$3,812,162	$5,205,782	$2,075,012
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	863,368	(247,154)	(254,227)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,571,190)	(2,231,742)	(1,115,091)

Net increase in net assets from operations	$2,104,340	$2,726,886	$705,694

Distributions to shareholders —
From net investment income
Class A	$(3,305,040)	$(4,502,481)	$(1,943,796)
Class B	(82,618)	(140,849)	—
Class C	(292,747)	(250,199)	(119,147)
Class I	(21,853)	(263,061)	(5,597)

Total distributions to shareholders	$(3,702,258)	$(5,156,590)	$(2,068,540)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,735,013	$7,932,444	$857,151
Class B	209,142	221,045	—
Class C	761,234	1,934,671	67,621
Class I	1,362,220	2,149,978	306,602
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,843,240	3,147,782	1,187,532
Class B	52,949	91,398	—
Class C	209,024	159,258	82,483
Class I	2,111	97,738	229
Cost of shares redeemed
Class A	(21,180,534)	(23,327,232)	(7,653,594)
Class B	(676,452)	(595,060)	—
Class C	(2,505,903)	(3,077,033)	(1,010,016)
Class I	(6,024)	(3,514,010)	(57,389)
Net asset value of shares exchanged
Class A	925,790	2,315,371	—
Class B	(925,790)	(2,315,371)	—

Net decrease in net assets from Fund share transactions	$(16,193,980)	$(14,779,021)	$(6,219,381)

Net decrease in net assets	$(17,791,898)	$(17,208,725)	$(7,582,227)

Net Assets

At beginning of year	$94,971,364	$130,941,428	$50,133,388

At end of year	$77,179,466	$113,732,703	$42,551,161

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(66,401)	$(124,076)	$74,141

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2011

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$4,036,181	$11,092,180	$13,255,608
Net realized loss from investment transactions, financial futures contracts and swap contracts	(69,547)	(5,077,899)	(5,805,327)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,877,119)	(6,031,793)	(3,734,316)

Net increase (decrease) in net assets from operations	$2,089,515	$(17,512)	$3,715,965

Distributions to shareholders —
From net investment income
Class A	$(3,437,998)	$(9,443,990)	$(9,346,423)
Class B	(96,543)	—	(569,399)
Class C	(439,664)	(1,182,072)	(1,684,496)
Class I	(32,692)	(410,255)	(1,622,928)

Total distributions to shareholders	$(4,006,897)	$(11,036,317)	$(13,223,246)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,149,994	$9,947,989	$9,632,003
Class B	45,651	—	423,114
Class C	1,714,807	3,210,731	4,120,825
Class I	2,843,946	4,364,265	6,631,630
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,644,685	6,081,133	6,591,931
Class B	69,029	—	361,676
Class C	310,348	674,940	1,193,779
Class I	14,287	110,326	178,197
Cost of shares redeemed
Class A	(25,980,643)	(50,136,714)	(49,442,148)
Class B	(581,326)	—	(2,683,441)
Class C	(5,869,717)	(9,118,000)	(13,451,545)
Class I	(156,788)	(4,989,174)	(10,989,920)
Net asset value of shares exchanged
Class A	1,612,803	—	4,704,184
Class B	(1,612,803)	—	(4,704,184)

Net decrease in net assets from Fund share transactions	$(11,795,727)	$(39,854,504)	$(47,433,899)

Net decrease in net assets	$(13,713,109)	$(50,908,333)	$(56,941,180)

Net Assets

At beginning of year	$108,365,040	$254,097,201	$308,799,341

At end of year	$94,651,931	$203,188,868	$251,858,161

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$44,829	$1,238,005	$(61,748)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2010

Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$4,089,127	$5,346,659	$2,298,670
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,601,783)	(597,043)	(761,279)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	6,056,344	6,470,223	3,724,327

Net increase in net assets from operations	$8,543,688	$11,219,839	$5,261,718

Distributions to shareholders —
From net investment income
Class A	$(3,508,419)	$(4,704,175)	$(2,135,144)
Class B	(139,229)	(252,090)	—
Class C	(308,214)	(241,457)	(144,322)
Class I	—	(204,736)	—

Total distributions to shareholders	$(3,955,862)	$(5,402,458)	$(2,279,466)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,225,203	$10,645,628	$2,338,264
Class B	234,789	359,728	—
Class C	1,166,745	3,063,972	1,048,798
Class I	—	4,498,053	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,940,703	3,272,704	1,297,719
Class B	79,025	162,673	—
Class C	220,788	140,957	94,403
Class I	—	89,413	—
Cost of shares redeemed
Class A	(13,733,801)	(18,603,191)	(7,800,913)
Class B	(844,098)	(741,077)	—
Class C	(1,590,164)	(1,462,259)	(1,225,673)
Class I	—	(164,257)	—
Net asset value of shares exchanged
Class A	1,359,067	2,918,293	—
Class B	(1,359,067)	(2,918,293)	—

Net increase (decrease) in net assets from Fund share transactions	$(5,300,810)	$1,262,344	$(4,247,402)

Net increase (decrease) in net assets	$(712,984)	$7,079,725	$(1,265,150)

Net Assets

At beginning of year	$95,684,348	$123,861,703	$51,398,538

At end of year	$94,971,364	$130,941,428	$50,133,388

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(66,344)	$(142,413)	$74,141

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2010

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$4,001,606	$12,601,882	$14,480,800
Net realized loss from investment transactions, financial futures contracts and swap contracts	(819,164)	(3,609,745)	(9,313,883)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,702,838	21,458,887	22,666,513

Net increase in net assets from operations	$7,885,280	$30,451,024	$27,833,430

Distributions to shareholders —
From net investment income
Class A	$(3,230,898)	$(10,700,115)	$(9,946,020)
Class B	(149,931)	—	(772,031)
Class C	(446,690)	(1,254,265)	(1,700,397)
Class I	—	(289,809)	(1,446,463)

Total distributions to shareholders	$(3,827,519)	$(12,244,189)	$(13,864,911)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,812,426	$14,961,289	$22,063,023
Class B	311,703	—	1,561,936
Class C	5,001,195	7,982,121	11,527,067
Class I	—	7,346,089	14,161,132
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,337,725	6,920,242	6,529,474
Class B	97,085	—	449,264
Class C	246,168	787,649	1,212,114
Class I	—	29,439	48,497
Cost of shares redeemed
Class A	(10,965,572)	(39,055,562)	(45,886,152)
Class B	(617,116)	—	(2,982,206)
Class C	(2,576,603)	(5,478,539)	(6,874,145)
Class I	—	(980,625)	(2,505,064)
Net asset value of shares exchanged
Class A	1,193,028	—	4,866,346
Class B	(1,193,028)	—	(4,866,346)

Net increase (decrease) in net assets from Fund share transactions	$12,647,011	$(7,487,897)	$(695,060)

Net increase in net assets	$16,704,772	$10,718,938	$13,273,459

Net Assets

At beginning of year	$91,660,268	$243,378,263	$295,525,882

At end of year	$108,365,040	$254,097,201	$308,799,341

Accumulated undistributed net investment income included in net assets

At end of year	$44,829	$1,238,078	$67,803

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Statements of Cash Flows

	Year Ended July 31, 2011

Cash Flows From Operating Activities	New Jersey Fund	Pennsylvania Fund

Net increase (decrease) in net assets from operations	$(17,512)	$3,715,965
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,094,741)	(15,891,364)
Investments sold	63,029,156	86,689,473
Net amortization/accretion of premium (discount)	(2,507,520)	(2,180,682)
Decrease in interest receivable	439,102	676,144
Decrease (increase) in receivable for investments sold	2,337,153	(2,352,871)
Decrease in payable for investments purchased	(2,938,074)	—
Decrease in payable for when-issued securities	—	(3,066,270)
Increase (decrease) in payable for variation margin on open financial futures contracts	49,372	(64,066)
Increase (decrease) in payable for open swap contracts	100,773	(118,533)
Decrease in payable to affiliate for investment adviser fee	(19,795)	(21,889)
Decrease in payable to affiliate for distribution and service fees	(12,238)	(18,925)
Decrease in interest expense and fees payable	(21,075)	(8,748)
Increase (decrease) in accrued expenses	(30,281)	99,227
Net change in unrealized (appreciation) depreciation from investments	6,066,271	4,619,677
Net realized loss from investments	3,535,777	2,544,169

Net cash provided by operating activities	$67,916,368	$74,621,307

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$17,614,187	$20,879,527
Fund shares redeemed	(63,541,177)	(77,230,912)
Distributions paid, net of reinvestments	(4,265,425)	(5,025,605)
Repayment of secured borrowings	(17,725,000)	(14,715,000)

Net cash used in financing activities	$(67,917,415)	$(76,091,990)

Net decrease in cash	$(1,047)	$(1,470,683)

Cash at beginning of year	$1,142,182	$3,323,573

Cash at end of year	$1,141,135	$1,852,890

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$6,866,399	$8,325,583
Cash paid for interest and fees	288,414	289,352

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights

	Arizona Fund — Class A

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.400	$8.960	$9.220	$9.750	$9.730

Income (Loss) From Operations

Net investment income(1)	$0.429	$0.400	$0.409	$0.417	$0.433
Net realized and unrealized gain (loss)	(0.133)	0.427	(0.266)	(0.535)	0.013

Total income (loss) from operations	$0.296	$0.827	$0.143	$(0.118)	$0.446

Less Distributions

From net investment income	$(0.416)	$(0.387)	$(0.403)	$(0.412)	$(0.426)

Total distributions	$(0.416)	$(0.387)	$(0.403)	$(0.412)	$(0.426)

Net asset value — End of year	$9.280	$9.400	$8.960	$9.220	$9.750

Total Return(2)	3.28%	9.35%	1.85%	(1.23)%	4.62%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$67,029	$83,120	$82,365	$92,266	$91,301
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.75%	0.80%	0.76%	0.76	%(3)
Interest and fee expense(4)	0.02%	0.01%	0.06%	0.14%	0.22%
Total expenses before custodian fee reduction	0.77%	0.76%	0.86%	0.90%	0.98	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.75%	0.79%	0.73%	0.71	%(3)
Net investment income	4.65%	4.30%	4.75%	4.37%	4.40%
Portfolio Turnover	1%	5%	18%	21%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Arizona Fund — Class B

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.440	$9.960	$10.250	$10.840	$10.810

Income (Loss) From Operations

Net investment income(1)	$0.398	$0.367	$0.383	$0.385	$0.404
Net realized and unrealized gain (loss)	(0.143)	0.468	(0.299)	(0.597)	0.017

Total income (loss) from operations	$0.255	$0.835	$0.084	$(0.212)	$0.421

Less Distributions

From net investment income	$(0.385)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Total distributions	$(0.385)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Net asset value — End of year	$10.310	$10.440	$9.960	$10.250	$10.840

Total Return(2)	2.55%	8.47%	1.06%	(1.99)%	3.92%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,693	$3,086	$4,759	$7,416	$8,834
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.50%	1.55%	1.51%	1.51	%(3)
Interest and fee expense(4)	0.02%	0.01%	0.06%	0.14%	0.22%
Total expenses before custodian fee reduction	1.52%	1.51%	1.61%	1.65%	1.73	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.50%	1.54%	1.48%	1.46	%(3)
Net investment income	3.88%	3.55%	4.01%	3.63%	3.69%
Portfolio Turnover	1%	5%	18%	21%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Arizona Fund — Class C

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.450	$9.970	$10.260	$10.840	$10.820

Income (Loss) From Operations

Net investment income(1)	$0.400	$0.367	$0.382	$0.382	$0.388
Net realized and unrealized gain (loss)	(0.144)	0.468	(0.298)	(0.584)	0.023

Total income (loss) from operations	$0.256	$0.835	$0.084	$(0.202)	$0.411

Less Distributions

From net investment income	$(0.386)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Total distributions	$(0.386)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Net asset value — End of year	$10.320	$10.450	$9.970	$10.260	$10.840

Total Return(2)	2.55%	8.46%	1.06%	(1.89)%	3.82%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,060	$8,765	$8,561	$8,481	$6,835
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.50%	1.55%	1.51%	1.51	%(3)
Interest and fee expense(4)	0.02%	0.01%	0.06%	0.14%	0.22%
Total expenses before custodian fee reduction	1.52%	1.51%	1.61%	1.65%	1.73	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.50%	1.54%	1.48%	1.46	%(3)
Net investment income	3.91%	3.54%	3.98%	3.61%	3.55%
Portfolio Turnover	1%	5%	18%	21%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Arizona Fund — Class I

	Period Ended
	July 31, 2011(1)

Net asset value — Beginning of period	$9.400

Income (Loss) From Operations

Net investment income	$0.433
Net realized and unrealized loss	(0.134)

Total income from operations	$0.299

Less Distributions

From net investment income	$(0.429)

Total distributions	$(0.429)

Net asset value — End of period	$9.270

Total Return(2)	3.33	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(4)
Interest and fee expense(5)	0.02	%(4)
Total expenses(6)	0.57	%(4)
Net investment income	4.65	%(4)
Portfolio Turnover	1	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	For the year ended July 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class A

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.200	$9.750	$9.990	$10.530	$10.530

Income (Loss) From Operations

Net investment income(1)	$0.434	$0.425	$0.446	$0.446	$0.437
Net realized and unrealized gain (loss)	(0.154)	0.455	(0.241)	(0.548)	0.000	(2)

Total income (loss) from operations	$0.280	$0.880	$0.205	$(0.102)	$0.437

Less Distributions

From net investment income	$(0.430)	$(0.430)	$(0.445)	$(0.438)	$(0.437)

Total distributions	$(0.430)	$(0.430)	$(0.445)	$(0.438)	$(0.437)

Net asset value — End of year	$10.050	$10.200	$9.750	$9.990	$10.530

Total Return(3)	2.85%	9.14%	2.31%	(1.01)%	4.17%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$99,007	$110,955	$107,689	$103,906	$115,076
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.76%	0.80%	0.77%	0.78	%(4)
Interest and fee expense(5)	0.05%	0.05%	0.15%	0.35%	0.27%
Total expenses before custodian fee reduction	0.80%	0.81%	0.95%	1.12%	1.05	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.76%	0.79%	0.76%	0.76	%(4)
Net investment income	4.34%	4.20%	4.72%	4.31%	4.10%
Portfolio Turnover	5%	10%	20%	23%	16%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class B

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.160	$9.700	$9.940	$10.480	$10.480

Income (Loss) From Operations

Net investment income(1)	$0.356	$0.348	$0.375	$0.367	$0.356
Net realized and unrealized gain (loss)	(0.163)	0.465	(0.244)	(0.552)	(0.001)

Total income (loss) from operations	$0.193	$0.813	$0.131	$(0.185)	$0.355

Less Distributions

From net investment income	$(0.353)	$(0.353)	$(0.371)	$(0.355)	$(0.355)

Total distributions	$(0.353)	$(0.353)	$(0.371)	$(0.355)	$(0.355)

Net asset value — End of year	$10.000	$10.160	$9.700	$9.940	$10.480

Total Return(2)	1.98%	8.46%	1.53%	(1.80)%	3.39%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,927	$5,619	$8,387	$12,622	$18,238
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.51%	1.55%	1.52%	1.53	%(3)
Interest and fee expense(4)	0.05%	0.05%	0.15%	0.35%	0.27%
Total expenses before custodian fee reduction	1.56%	1.56%	1.70%	1.87%	1.80	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.51%	1.54%	1.51%	1.51	%(3)
Net investment income	3.57%	3.46%	3.99%	3.56%	3.35%
Portfolio Turnover	5%	10%	20%	23%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class C

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.170	$9.710	$9.950	$10.480	$10.480

Income (Loss) From Operations

Net investment income(1)	$0.357	$0.347	$0.372	$0.366	$0.355
Net realized and unrealized gain (loss)	(0.163)	0.466	(0.240)	(0.541)	0.000	(2)

Total income (loss) from operations	$0.194	$0.813	$0.132	$(0.175)	$0.355

Less Distributions

From net investment income	$(0.354)	$(0.353)	$(0.372)	$(0.355)	$(0.355)

Total distributions	$(0.354)	$(0.353)	$(0.372)	$(0.355)	$(0.355)

Net asset value — End of year	$10.010	$10.170	$9.710	$9.950	$10.480

Total Return(3)	1.98%	8.46%	1.53%	(1.71)%	3.39%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,516	$7,684	$5,664	$3,827	$3,433
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.51%	1.55%	1.52%	1.53	%(4)
Interest and fee expense(5)	0.05%	0.05%	0.15%	0.35%	0.27%
Total expenses before custodian fee reduction	1.55%	1.56%	1.70%	1.87%	1.80	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.51%	1.54%	1.51%	1.51	%(4)
Net investment income	3.58%	3.44%	3.96%	3.55%	3.35%
Portfolio Turnover	5%	10%	20%	23%	16%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class I

	Year Ended July 31,
				Period Ended
	2011	2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$10.210	$9.750	$9.990	$9.780

Income (Loss) From Operations

Net investment income(2)	$0.455	$0.446	$0.461	$0.196
Net realized and unrealized gain (loss)	(0.165)	0.464	(0.237)	0.203

Total income from operations	$0.290	$0.910	$0.224	$0.399

Less Distributions

From net investment income	$(0.450)	$(0.450)	$(0.464)	$(0.189)

Total distributions	$(0.450)	$(0.450)	$(0.464)	$(0.189)

Net asset value — End of period	$10.050	$10.210	$9.750	$9.990

Total Return(3)	2.96%	9.46%	2.52%	4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,283	$6,684	$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.56%	0.60%	0.58	%(5)
Interest and fee expense(6)	0.05%	0.05%	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.61%	0.61%	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56%	0.56%	0.59%	0.56	%(5)
Net investment income	4.55%	4.40%	4.87%	4.66	%(5)
Portfolio Turnover	5%	10%	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Michigan Fund — Class A

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.910	$8.410	$8.950	$9.480	$9.510

Income (Loss) From Operations

Net investment income(1)	$0.397	$0.397	$0.402	$0.407	$0.401
Net realized and unrealized gain (loss)	(0.232)	0.496	(0.538)	(0.489)	(0.028)

Total income (loss) from operations	$0.165	$0.893	$(0.136)	$(0.082)	$0.373

Less Distributions

From net investment income	$(0.395)	$(0.393)	$(0.404)	$(0.403)	$(0.403)
From net realized gain	—	—	—	(0.045)	—

Total distributions	$(0.395)	$(0.393)	$(0.404)	$(0.448)	$(0.403)

Net asset value — End of year	$8.680	$8.910	$8.410	$8.950	$9.480

Total Return(2)	1.95%	10.75%	(1.29)%	(0.88)%	3.92%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$39,634	$46,492	$47,885	$58,620	$64,786
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.75%	0.80%	0.77%	0.78	%(3)
Interest and fee expense(4)	0.02%	0.01%	0.16%	0.14%	0.24%
Total expenses before custodian fee reduction	0.78%	0.76%	0.96%	0.91%	1.02	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.75%	0.80%	0.75%	0.75	%(3)
Net investment income	4.56%	4.49%	4.89%	4.40%	4.16%
Portfolio Turnover	6%	6%	15%	24%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Michigan Fund — Class C

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.920	$8.420	$8.960	$9.480	$9.510

Income (Loss) From Operations

Net investment income(1)	$0.332	$0.330	$0.341	$0.337	$0.326
Net realized and unrealized gain (loss)	(0.231)	0.498	(0.540)	(0.481)	(0.025)

Total income (loss) from operations	$0.101	$0.828	$(0.199)	$(0.144)	$0.301

Less Distributions

From net investment income	$(0.331)	$(0.328)	$(0.341)	$(0.331)	$(0.331)
From net realized gain	—	—	—	(0.045)	—

Total distributions	$(0.331)	$(0.328)	$(0.341)	$(0.376)	$(0.331)

Net asset value — End of year	$8.690	$8.920	$8.420	$8.960	$9.480

Total Return(2)	1.20%	9.93%	(2.04)%	(1.54)%	3.16%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,659	$3,641	$3,513	$4,049	$3,028
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.50%	1.55%	1.52%	1.53	%(3)
Interest and fee expense(4)	0.02%	0.01%	0.16%	0.14%	0.24%
Total expenses before custodian fee reduction	1.53%	1.51%	1.71%	1.66%	1.77	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.50%	1.55%	1.50%	1.50	%(3)
Net investment income	3.81%	3.74%	4.14%	3.65%	3.39%
Portfolio Turnover	6%	6%	15%	24%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Michigan Fund — Class I

	Period Ended
	July 31, 2011(1)

Net asset value — Beginning of period	$8.920

Income (Loss) From Operations

Net investment income	$0.409
Net realized and unrealized loss	(0.230)

Total income from operations	$0.179

Less Distributions

From net investment income	$(0.409)

Total distributions	$(0.409)

Net asset value — End of period	$8.690

Total Return(2)	2.12	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$258
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.56	%(5)
Interest and fee expense(6)	0.02	%(5)
Total expenses(4)	0.58	%(5)
Net investment income	4.88	%(5)
Portfolio Turnover	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class A

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.280	$8.900	$8.930	$9.280	$9.280

Income (Loss) From Operations

Net investment income(1)	$0.373	$0.375	$0.374	$0.382	$0.403
Net realized and unrealized gain (loss)	(0.123)	0.364	(0.028)	(0.336)	0.007

Total income from operations	$0.250	$0.739	$0.346	$0.046	$0.410

Less Distributions

From net investment income	$(0.370)	$(0.359)	$(0.376)	$(0.396)	$(0.410)

Total distributions	$(0.370)	$(0.359)	$(0.376)	$(0.396)	$(0.410)

Net asset value — End of year	$9.160	$9.280	$8.900	$8.930	$9.280

Total Return(2)	2.80%	8.40%	4.15%	0.51%	4.45%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$78,909	$89,036	$74,358	$69,234	$57,574
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.73%	0.79%	0.75%	0.78	%(3)
Interest and fee expense(4)	—	—	—	0.10%	0.20%
Total expenses before custodian fee reduction	0.74%	0.73%	0.79%	0.85%	0.98	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.73%	0.79%	0.70%	0.72	%(3)
Net investment income	4.10%	4.08%	4.38%	4.17%	4.30%
Portfolio Turnover	6%	3%	23%	18%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class B

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.990	$9.580	$9.600	$9.990	$9.990

Income (Loss) From Operations

Net investment income(1)	$0.327	$0.330	$0.334	$0.338	$0.363
Net realized and unrealized gain (loss)	(0.132)	0.393	(0.020)	(0.376)	0.003

Total income (loss) from operations	$0.195	$0.723	$0.314	$(0.038)	$0.366

Less Distributions

From net investment income	$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Total distributions	$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Net asset value — End of year	$9.860	$9.990	$9.580	$9.600	$9.990

Total Return(2)	2.02%	7.62%	3.49%	(0.39)%	3.68%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,882	$4,038	$5,225	$6,962	$7,827
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.49%	1.54%	1.50%	1.53	%(3)
Interest and fee expense(4)	—	—	—	0.10%	0.20%
Total expenses before custodian fee reduction	1.50%	1.49%	1.54%	1.60%	1.73	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.49%	1.54%	1.45%	1.47	%(3)
Net investment income	3.33%	3.33%	3.64%	3.43%	3.60%
Portfolio Turnover	6%	3%	23%	18%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class C

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.980	$9.570	$9.620	$9.990	$9.990

Income (Loss) From Operations

Net investment income(1)	$0.327	$0.329	$0.333	$0.335	$0.357
Net realized and unrealized gain (loss)	(0.132)	0.394	(0.049)	(0.353)	0.009

Total income (loss) from operations	$0.195	$0.723	$0.284	$(0.018)	$0.366

Less Distributions

From net investment income	$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Total distributions	$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Net asset value — End of year	$9.850	$9.980	$9.570	$9.620	$9.990

Total Return(2)	2.03%	7.63%	3.17%	(0.19)%	3.68%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,116	$15,291	$12,078	$8,569	$4,115
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.48%	1.55%	1.50%	1.53	%(3)
Interest and fee expense(4)	—	—	—	0.10%	0.20%
Total expenses before custodian fee reduction	1.50%	1.48%	1.55%	1.60%	1.73	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.48%	1.54%	1.45%	1.47	%(3)
Net investment income	3.34%	3.32%	3.61%	3.41%	3.54%
Portfolio Turnover	6%	3%	23%	18%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class I

	Period Ended
	July 31, 2011(1)

Net asset value — Beginning of period	$9.290

Income (Loss) From Operations

Net investment income	$0.385
Net realized and unrealized loss	(0.130)

Total income from operations	$0.255

Less Distributions

From net investment income	$(0.385)

Total distributions	$(0.385)

Net asset value — End of period	$9.160

Total Return(2)	2.86	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(4)	0.54	%(5)
Net investment income	4.28	%(5)
Portfolio Turnover	6	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the year ended July 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	New Jersey Fund — Class A

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.220	$8.580	$9.500	$10.500	$10.420

Income (Loss) From Operations

Net investment income(1)	$0.444	$0.454	$0.457	$0.456	$0.481
Net realized and unrealized gain (loss)	(0.393)	0.627	(0.929)	(0.977)	0.058

Total income (loss) from operations	$0.051	$1.081	$(0.472)	$(0.521)	$0.539

Less Distributions

From net investment income	$(0.441)	$(0.441)	$(0.448)	$(0.462)	$(0.459)
From net realized gain	—	—	—	(0.017)	—

Total distributions	$(0.441)	$(0.441)	$(0.448)	$(0.479)	$(0.459)

Net asset value — End of year	$8.830	$9.220	$8.580	$9.500	$10.500

Total Return(2)	0.65%	12.76%	(4.66)%	(5.04)%	5.18%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$171,001	$214,220	$215,406	$261,792	$264,281
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.79%	0.85%	0.81%	0.79	%(3)
Interest and fee expense(4)	0.12%	0.11%	0.18%	0.26%	0.42%
Total expenses before custodian fee reduction	0.91%	0.90%	1.03%	1.07%	1.21	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.79%	0.85%	0.80%	0.76	%(3)
Net investment income	5.00%	4.98%	5.48%	4.57%	4.51%
Portfolio Turnover	1%	13%	35%	47%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	New Jersey Fund — Class C

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.620	$8.960	$9.920	$10.950	$10.870

Income (Loss) From Operations

Net investment income(1)	$0.394	$0.402	$0.411	$0.394	$0.402
Net realized and unrealized gain (loss)	(0.413)	0.652	(0.972)	(1.008)	0.075

Total income (loss) from operations	$(0.019)	$1.054	$(0.561)	$(0.614)	$0.477

Less Distributions

From net investment income	$(0.391)	$(0.394)	$(0.399)	$(0.399)	$(0.397)
From net realized gain	—	—	—	(0.017)	—

Total distributions	$(0.391)	$(0.394)	$(0.399)	$(0.416)	$(0.397)

Net asset value — End of year	$9.210	$9.620	$8.960	$9.920	$10.950

Total Return(2)	(0.13)%	11.89%	(5.40)%	(5.68)%	4.38%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$24,768	$31,491	$26,165	$28,204	$22,479
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.53%	1.59%	1.56%	1.54	%(3)
Interest and fee expense(4)	0.12%	0.11%	0.18%	0.26%	0.42%
Total expenses before custodian fee reduction	1.66%	1.64%	1.77%	1.82%	1.96	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.53%	1.59%	1.55%	1.51	%(3)
Net investment income	4.25%	4.21%	4.73%	3.79%	3.61%
Portfolio Turnover	1%	13%	35%	47%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	New Jersey Fund — Class I

	Year Ended July 31,
				Period Ended
	2011	2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.220	$8.580	$9.510	$9.180

Income (Loss) From Operations

Net investment income(2)	$0.463	$0.473	$0.468	$0.190
Net realized and unrealized gain (loss)	(0.394)	0.625	(0.933)	0.337

Total income (loss) from operations	$0.069	$1.098	$(0.465)	$0.527

Less Distributions

From net investment income	$(0.459)	$(0.458)	$(0.465)	$(0.197)

Total distributions	$(0.459)	$(0.458)	$(0.465)	$(0.197)

Net asset value — End of period	$8.830	$9.220	$8.580	$9.510

Total Return(3)	0.85%	12.96%	(4.56)%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,419	$8,386	$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59%	0.58%	0.65%	0.61	%(5)
Interest and fee expense(6)	0.12%	0.11%	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.71%	0.69%	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59%	0.58%	0.65%	0.60	%(5)
Net investment income	5.21%	5.16%	5.74%	4.76	%(5)
Portfolio Turnover	1%	13%	35%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.060	$8.650	$9.190	$9.970	$9.930

Income (Loss) From Operations

Net investment income(1)	$0.437	$0.431	$0.427	$0.440	$0.434
Net realized and unrealized gain (loss)	(0.262)	0.391	(0.539)	(0.785)	0.042

Total income (loss) from operations	$0.175	$0.822	$(0.112)	$(0.345)	$0.476

Less Distributions

From net investment income	$(0.435)	$(0.412)	$(0.428)	$(0.435)	$(0.436)

Total distributions	$(0.435)	$(0.412)	$(0.428)	$(0.435)	$(0.436)

Net asset value — End of year	$8.800	$9.060	$8.650	$9.190	$9.970

Total Return(2)	2.07%	9.60%	(0.87)%	(3.52)%	4.81%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$175,176	$210,024	$212,358	$229,953	$238,254
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.79%	0.82%	0.81%	0.80	%(3)
Interest and fee expense(4)	0.10%	0.09%	0.29%	0.42%	0.54%
Total expenses before custodian fee reduction	0.90%	0.88%	1.11%	1.23%	1.34	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.80%	0.79%	0.82%	0.79%	0.77	%(3)
Net investment income	4.97%	4.74%	5.15%	4.58%	4.29%
Portfolio Turnover	5%	10%	27%	24%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class B

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.380	$8.960	$9.500	$10.310	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.384	$0.375	$0.379	$0.381	$0.372
Net realized and unrealized gain (loss)	(0.272)	0.404	(0.544)	(0.818)	0.040

Total income (loss) from operations	$0.112	$0.779	$(0.165)	$(0.437)	$0.412

Less Distributions

From net investment income	$(0.382)	$(0.359)	$(0.375)	$(0.373)	$(0.372)

Total distributions	$(0.382)	$(0.359)	$(0.375)	$(0.373)	$(0.372)

Net asset value — End of year	$9.110	$9.380	$8.960	$9.500	$10.310

Total Return(2)	1.29%	8.75%	(1.45)%	(4.30)%	4.02%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,191	$17,328	$22,120	$28,571	$36,425
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56%	1.55%	1.57%	1.56%	1.55	%(3)
Interest and fee expense(4)	0.10%	0.09%	0.29%	0.42%	0.54%
Total expenses before custodian fee reduction	1.66%	1.64%	1.86%	1.98%	2.09	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.55%	1.57%	1.54%	1.52	%(3)
Net investment income	4.22%	3.99%	4.41%	3.83%	3.56%
Portfolio Turnover	5%	10%	27%	24%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Year Ended July 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.380	$8.960	$9.510	$10.320	$10.280

Income (Loss) From Operations

Net investment income(1)	$0.384	$0.375	$0.377	$0.380	$0.368
Net realized and unrealized gain (loss)	(0.271)	0.404	(0.551)	(0.816)	0.045

Total income (loss) from operations	$0.113	$0.779	$(0.174)	$(0.436)	$0.413

Less Distributions

From net investment income	$(0.383)	$(0.359)	$(0.376)	$(0.374)	$(0.373)

Total distributions	$(0.383)	$(0.359)	$(0.376)	$(0.374)	$(0.373)

Net asset value — End of year	$9.110	$9.380	$8.960	$9.510	$10.320

Total Return(2)	1.30%	8.75%	(1.55)%	(4.29)%	4.02%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$36,409	$46,080	$38,427	$33,457	$20,528
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.54%	1.57%	1.56%	1.55	%(3)
Interest and fee expense(4)	0.10%	0.09%	0.29%	0.42%	0.54%
Total expenses before custodian fee reduction	1.65%	1.63%	1.86%	1.98%	2.09	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.55%	1.54%	1.57%	1.54%	1.52	%(3)
Net investment income	4.21%	3.98%	4.38%	3.83%	3.52%
Portfolio Turnover	5%	10%	27%	24%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Year Ended July 31,
				Period Ended
	2011	2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.100	$8.680	$9.200	$8.900

Income (Loss) From Operations

Net investment income(2)	$0.456	$0.450	$0.442	$0.192
Net realized and unrealized gain (loss)	(0.271)	0.401	(0.517)	0.297

Total income (loss) from operations	$0.185	$0.851	$(0.075)	$0.489

Less Distributions

From net investment income	$(0.455)	$(0.431)	$(0.445)	$(0.189)

Total distributions	$(0.455)	$(0.431)	$(0.445)	$(0.189)

Net asset value — End of period	$8.830	$9.100	$8.680	$9.200

Total Return(3)	2.17%	9.91%	(0.45)%	5.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,082	$35,367	$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60%	0.60%	0.62%	0.60	%(5)
Interest and fee expense(6)	0.10%	0.09%	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.70%	0.69%	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.60%	0.60%	0.62%	0.58	%(5)
Net investment income	5.16%	4.93%	5.37%	4.98	%(5)
Portfolio Turnover	5%	10%	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-three funds, six of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Michigan Municipal Income Fund (Michigan Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Michigan Fund and New Jersey Fund offer three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. After the close of business on April 14, 2011 and in connection with the proposed reorganization (see Note 12), the Michigan Fund was closed to new investors, with limited exceptions. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

At July 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund

July 31, 2012	$225,101	$—	$—	$382,839	$—	$1,108,751
July 31, 2013	691,155	374,997	—	504,289	—	3,349,896
July 31, 2014	736,704	—	—	—	—	—
July 31, 2016	160,306	329,657	337,787	410,833	3,716,712	1,414,955
July 31, 2017	997,387	662,277	391,429	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	2,239,220	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	947,561	723,202	3,741,998	10,492,996

	$6,282,360	$4,439,768	$3,915,997	$4,111,214	$34,453,173	$32,156,432

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after July 31, 2011. During the year ended July 31, 2011, a capital loss carryforward of $128,523 was utilized to offset net realized gains by the Arizona Fund.

Additionally, at July 31, 2011, the New Jersey Fund and Pennsylvania Fund had net capital losses of $3,534,845 and $1,849,469, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending July 31, 2012.

As of July 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended July 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Arizona	Connecticut	Michigan	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$995,000	$21,020,000	$21,760,000
Interest Rate or Range of Interest Rates (%)	0.13 - 0.18	0.11 -0.18	0.13 - 0.18	0.11 - 0.18	0.11 - 0.19
Collateral for Floating Rate Notes Outstanding	$2,882,607	$10,655,667	$1,651,180	$27,906,535	$33,118,806

For the year ended July 31, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Arizona	Connecticut	Michigan	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$995,000	$33,335,504	$32,974,740
Average Interest Rate	0.97%	0.92%	0.96%	0.80%	0.85%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2011.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2011 and July 31, 2010 was as follows:

Year Ended July 31, 2011

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$3,603,120	$5,143,449	$2,047,889	$4,006,536	$11,034,521	$13,219,816
Ordinary income	$99,138	$13,141	$20,651	$361	$1,796	$3,430

Year Ended July 31, 2010

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$3,955,862	$5,356,505	$2,277,974	$3,826,600	$12,238,534	$13,863,112
Ordinary income	$—	$45,953	$1,492	$919	$5,655	$1,799

During the year ended July 31, 2011, the following amounts were reclassified due to expired capital loss carryfowards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount.

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Change in:
Paid-in capital	$—	$(11,226)	$—	$—	$—	$(5,831,137)
Accumulated net realized loss	$109,961	$42,081	$6,472	$29,284	$55,937	$5,993,050
Accumulated undistributed (distributions in excess of) net investment income	$(109,961)	$(30,855)	$(6,472)	$(29,284)	$(55,937)	$(161,913)

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$42,619	$—	$132,150	$103,167	$1,516,351	$286,886
Capital loss carryforward and post October losses	$(6,282,360)	$(4,439,768)	$(3,915,997)	$(4,111,214)	$(37,988,018)	$(34,005,901)
Net unrealized appreciation (depreciation)	$2,178,810	$3,098,289	$1,230,670	$3,784,015	$(1,304,081)	$5,783,374
Other temporary differences	$(109,020)	$(124,076)	$(58,009)	$(58,338)	$(278,346)	$(348,634)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, residual interest bonds and the timing of recognizing distributions to shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Adviser Fee	$291,395	$458,301	$119,305	$361,351	$973,263	$1,200,220
Effective Annual Rate	0.35%	0.38%	0.26%	0.36%	0.43%	0.44%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2011 were as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$1,335	$2,349	$1,342	$1,646	$5,123	$6,708
EVD’s Class A Sales Charges	$11,775	$9,961	$3,575	$15,254	$26,570	$42,648

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2011 for Class A shares amounted to the following:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$146,404	$209,339	$85,487	$168,897	$379,831	$377,437

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended July 31, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Class B Distribution Fees	$16,583	$29,984	$—	$21,971	$—	$101,936
Class C Distribution Fees	$58,226	$53,021	$23,575	$99,625	$210,143	$301,089

At July 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Class B	$946,000	$1,067,000	$—	$698,000	$—	$1,144,000
Class C	$813,000	$576,000	$357,000	$638,000	$2,952,000	$3,161,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended July 31, 2011 amounted to the following:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Class B Service Fees	$4,422	$7,996	$—	$5,859	$—	$27,183
Class C Service Fees	$15,527	$14,139	$6,287	$26,567	$56,038	$80,290

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended July 31, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Class A	$5,000	$7,000	$1,000	$1,000	$1,000	$5,000
Class B	$2,000	$4,000	$—	$1,000	$—	$8,000
Class C	$1,000	$—	$1,000	$4,000	$—	$8,000

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2011 were as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$1,123,101	$5,746,333	$2,759,963	$6,336,845	$2,094,741	$15,891,364
Sales	$20,448,502	$19,722,096	$9,857,182	$19,435,350	$63,029,156	$86,689,473

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended	Year Ended
Class A	July 31, 2011	July 31, 2010

Sales	401,410	776,872
Issued to shareholders electing to receive payments of distributions in Fund shares	200,290	208,037
Redemptions	(2,324,846)	(1,474,125)
Exchange from Class B shares	100,463	145,555

Net decrease	(1,622,683)	(343,661)

	Year Ended	Year Ended
Class B	July 31, 2011	July 31, 2010

Sales	20,275	22,790
Issued to shareholders electing to receive payments of distributions in Fund shares	5,170	7,624
Redemptions	(66,409)	(81,480)
Exchange to Class A shares	(90,367)	(130,959)

Net decrease	(131,331)	(182,025)

	Year Ended	Year Ended
Class C	July 31, 2011	July 31, 2010

Sales	74,144	112,745
Issued to shareholders electing to receive payments of distributions in Fund shares	20,433	21,283
Redemptions	(249,155)	(153,947)

Net decrease	(154,578)	(19,919)

	Period Ended
Class I	July 31, 2011(1)

Sales	151,035
Issued to shareholders electing to receive payments of distributions in Fund shares	228
Redemptions	(656)

Net increase	150,607

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Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

Connecticut Fund
	Year Ended	Year Ended
Class A	July 31, 2011	July 31, 2010

Sales	790,719	1,053,629
Issued to shareholders electing to receive payments of distributions in Fund shares	315,062	322,900
Redemptions	(2,356,386)	(1,838,941)
Exchange from Class B shares	231,088	288,294

Net decrease	(1,019,517)	(174,118)

	Year Ended	Year Ended
Class B	July 31, 2011	July 31, 2010

Sales	22,336	35,844
Issued to shareholders electing to receive payments of distributions in Fund shares	9,180	16,130
Redemptions	(59,990)	(73,682)
Exchange to Class A shares	(232,089)	(289,445)

Net decrease	(260,563)	(311,153)

	Year Ended	Year Ended
Class C	July 31, 2011	July 31, 2010

Sales	192,074	303,458
Issued to shareholders electing to receive payments of distributions in Fund shares	15,986	13,949
Redemptions	(312,897)	(144,857)

Net increase (decrease)	(104,837)	172,550

	Year Ended	Year Ended
Class I	July 31, 2011	July 31, 2010

Sales	217,521	444,509
Issued to shareholders electing to receive payments of distributions in Fund shares	9,759	8,806
Redemptions	(356,439)	(16,155)

Net increase (decrease)	(129,159)	437,160

Michigan Fund
	Year Ended	Year Ended
Class A	July 31, 2011	July 31, 2010

Sales	97,509	264,399
Issued to shareholders electing to receive payments of distributions in Fund shares	136,889	146,769
Redemptions	(887,711)	(885,289)

Net decrease	(653,313)	(474,121)

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

	Year Ended	Year Ended
Class C	July 31, 2011	July 31, 2010

Sales	7,600	118,762
Issued to shareholders electing to receive payments of distributions in Fund shares	9,490	10,669
Redemptions	(119,476)	(138,327)

Net decrease	(102,386)	(8,896)

	Period Ended
Class I	July 31, 2011(1)

Sales	36,231
Issued to shareholders electing to receive payments of distributions in Fund shares	26
Redemptions	(6,612)

Net increase	29,645

Minnesota Fund
	Year Ended	Year Ended
Class A	July 31, 2011	July 31, 2010

Sales	1,440,338	2,041,993
Issued to shareholders electing to receive payments of distributions in Fund shares	290,957	253,681
Redemptions	(2,889,647)	(1,188,662)
Exchange from Class B shares	178,872	129,430

Net increase (decrease)	(979,480)	1,236,442

	Year Ended	Year Ended
Class B	July 31, 2011	July 31, 2010

Sales	4,823	31,436
Issued to shareholders electing to receive payments of distributions in Fund shares	7,048	9,797
Redemptions	(59,022)	(62,310)
Exchange to Class A shares	(166,219)	(120,211)

Net decrease	(213,370)	(141,288)

	Year Ended	Year Ended
Class C	July 31, 2011	July 31, 2010

Sales	172,587	505,491
Issued to shareholders electing to receive payments of distributions in Fund shares	31,757	24,832
Redemptions	(607,995)	(260,240)

Net increase (decrease)	(403,651)	270,083

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

	Period Ended
Class I	July 31, 2011(1)

Sales	315,560
Issued to shareholders electing to receive payments of distributions in Fund shares	1,564
Redemptions	(17,513)

Net increase	299,611

New Jersey Fund
	Year Ended	Year Ended
Class A	July 31, 2011	July 31, 2010

Sales	1,122,380	1,640,241
Issued to shareholders electing to receive payments of distributions in Fund shares	685,908	756,696
Redemptions	(5,679,968)	(4,270,367)

Net decrease	(3,871,680)	(1,873,430)

	Year Ended	Year Ended
Class C	July 31, 2011	July 31, 2010

Sales	340,185	844,613
Issued to shareholders electing to receive payments of distributions in Fund shares	72,839	82,499
Redemptions	(998,607)	(574,771)

Net increase (decrease)	(585,583)	352,341

	Year Ended	Year Ended
Class I	July 31, 2011	July 31, 2010

Sales	491,180	802,366
Issued to shareholders electing to receive payments of distributions in Fund shares	12,491	3,203
Redemptions	(573,107)	(106,758)

Net increase (decrease)	(69,436)	698,811

Pennsylvania Fund
	Year Ended	Year Ended
Class A	July 31, 2011	July 31, 2010

Sales	1,090,528	2,424,069
Issued to shareholders electing to receive payments of distributions in Fund shares	752,216	719,122
Redemptions	(5,654,604)	(5,040,854)
Exchange from Class B shares	536,513	536,056

Net decrease	(3,275,347)	(1,361,607)

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

	Year Ended	Year Ended
Class B	July 31, 2011	July 31, 2010

Sales	46,940	166,125
Issued to shareholders electing to receive payments of distributions in Fund shares	39,855	47,811
Redemptions	(297,679)	(317,762)
Exchange to Class A shares	(518,249)	(517,650)

Net decrease	(729,133)	(621,476)

	Year Ended	Year Ended
Class C	July 31, 2011	July 31, 2010

Sales	448,534	1,225,972
Issued to shareholders electing to receive payments of distributions in Fund shares	131,382	128,884
Redemptions	(1,496,003)	(730,907)

Net increase (decrease)	(916,087)	623,949

	Year Ended	Year Ended
Class I	July 31, 2011	July 31, 2010

Sales	757,292	1,551,957
Issued to shareholders electing to receive payments of distributions in Fund shares	20,223	5,314
Redemptions	(1,260,696)	(273,703)

Net increase (decrease)	(483,181)	1,283,568

(1)	Class I of Arizona Fund, Michigan Fund and Minnesota Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Aggregate cost	$71,621,017	$107,994,367	$40,819,803	$88,022,910	$203,497,159	$241,330,675

Gross unrealized appreciation	$4,998,526	$5,818,602	$2,647,068	$4,643,493	$6,998,760	$14,260,912
Gross unrealized depreciation	(2,740,477)	(2,595,681)	(1,360,314)	(825,518)	(7,816,483)	(8,031,847)

Net unrealized appreciation (depreciation)	$2,258,049	$3,222,921	$1,286,754	$3,817,975	$(817,723)	$6,229,065

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2011, Connecticut Fund had a balance

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

outstanding pursuant to this line of credit of $300,000, at an interest rate of 1.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2011. The Funds’ average borrowings or allocated fees during the year ended July 31, 2011 were not significant.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Arizona	9/11	50 U.S. 10-Year Treasury Note	Short	$(6,084,283)	$(6,284,375)	$(200,092)

Connecticut	9/11	4 U.S. 10-Year Treasury Note	Short	$(486,743)	$(502,750)	$(16,007)
	9/11	21 U.S. 30-Year Treasury Bond	Short	(2,603,633)	(2,690,625)	(86,992)

Michigan	9/11	9 U.S. 10-Year Treasury Note	Short	$(1,095,171)	$(1,131,188)	$(36,017)
	9/11	34 U.S. 30-Year Treasury Bond	Short	(4,215,407)	(4,356,250)	(140,843)

Minnesota	9/11	60 U.S. 10-Year Treasury Note	Short	$(7,301,140)	$(7,541,250)	$(240,110)

New Jersey	9/11	100 U.S. 10-Year Treasury Note	Short	$(12,168,567)	$(12,568,750)	$(400,183)
	9/11	180 U.S. 30-Year Treasury Bond	Short	(22,316,858)	(23,062,500)	(745,642)

Pennsylvania	9/11	550 U.S. 30-Year Treasury Bond	Short	$(68,190,400)	$(70,468,750)	$(2,278,350)

Interest Rate Swaps
Arizona Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,750,000	4.088%	3-month USD-LIBOR-BBA	September 9, 2011/ September 9, 2041	$(79,239)

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

Interest Rate Swaps (continued)
Connecticut Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	August 12, 2011/
Bank of America	$2,000,000	4.165%	USD-LIBOR-BBA	August 12, 2041	$(124,632)

Michigan Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$900,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(56,084)

Minnesota Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$750,000	4.088%	3-month USD-LIBOR-BBA	September 9, 2011/ September 9, 2041	$(33,960)

New Jersey Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$3,000,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(186,947)

JPMorgan Chase Co.	6,612,500	4.088	3-month USD-LIBOR-BBA	September 9, 2011/ September 9, 2041	(299,411)

$(486,358)

Pennsylvania Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$4,500,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(280,421)

JPMorgan Chase Co.	3,650,000	4.088	3-month USD-LIBOR-BBA	September 9, 2011/ September 9, 2041	(165,270)

$(445,691)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

At July 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At July 31, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at July 31, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2011 was as follows:

	Arizona		Connecticut		Michigan		Minnesota		New Jersey		Pennsylvania
	Fund		Fund		Fund		Fund		Fund		Fund

Liability Derivative:
Futures Contracts	$(200,092	)(1)	$(102,999	)(1)	$(176,860	)(1)	$(240,110	)(1)	$(1,145,825	)(1)	$(2,278,350	)(1)
Interest Rate Swaps	(79,239	)(2)	(124,632	)(2)	(56,084	)(2)	(33,960	)(2)	(486,358	)(2)	(445,691	)(2)

Total	$(279,331)		$(227,631)		$(232,944)		$(274,070)		$(1,632,183)		$(2,724,041)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2011 was as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(410,261)	$(537,078)	$(470,826)	$(420,412)	$(1,542,122)	$(3,261,158)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$40,271	$59,799	$(12,861)	$27,782	$34,478	$885,361

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended July 31, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	Arizona	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$6,800,000	$3,754,000	$4,900,000	$8,077,000	$29,077,000	$60,769,000
Interest Rate Swaps	$1,750,000	$2,000,000	$900,000	$750,000	$9,382,000	$8,150,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$75,579,066	$—	$75,579,066

Total Investments	$—	$75,579,066	$—	$75,579,066

Liability Description

Futures Contracts	$(200,092)	$—	$—	$(200,092)
Interest Rate Swaps	—	(79,239)	—	(79,239)

Total	$(200,092)	$(79,239)	$—	$(279,331)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$118,442,288	$—	$118,442,288

Total Investments	$—	$118,442,288	$—	$118,442,288

Liability Description

Futures Contracts	$(102,999)	$—	$—	$(102,999)
Interest Rate Swaps	—	(124,632)	—	(124,632)

Total	$(102,999)	$(124,632)	$—	$(227,631)

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$43,101,557	$—	$43,101,557

Total Investments	$—	$43,101,557	$—	$43,101,557

Liability Description

Futures Contracts	$(176,860)	$—	$—	$(176,860)
Interest Rate Swaps	—	(56,084)	—	(56,084)

Total	$(176,860)	$(56,084)	$—	$(232,944)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$91,840,885	$—	$91,840,885

Total Investments	$—	$91,840,885	$—	$91,840,885

Liability Description

Futures Contracts	$(240,110)	$—	$—	$(240,110)
Interest Rate Swaps	—	(33,960)	—	(33,960)

Total	$(240,110)	$(33,960)	$—	$(274,070)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$223,699,436	$—	$223,699,436

Total Investments	$—	$223,699,436	$—	$223,699,436

Liability Description

Futures Contracts	$(1,145,825)	$—	$—	$(1,145,825)
Interest Rate Swaps	—	(486,358)	—	(486,358)

Total	$(1,145,825)	$(486,358)	$—	$(1,632,183)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$269,319,740	$—	$269,319,740

Total Investments	$—	$269,319,740	$—	$269,319,740

Liability Description

Futures Contracts	$(2,278,350)	$—	$—	$(2,278,350)
Interest Rate Swaps	—	(445,691)	—	(445,691)

Total	$(2,278,350)	$(445,691)	$—	$(2,724,041)

The Funds held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Eaton Vance
Municipal Income Funds

July 31, 2011

Notes to Financial Statements — continued

12 Subsequent Event — Reorganization

On August 12, 2011, the shareholders of the Michigan Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance National Municipal Income Fund (National Fund) will acquire substantially all the assets and assume substantially all the liabilities of the Michigan Fund in exchange for shares of the National Fund. The Agreement was previously approved by the Michigan Fund’s Trustees. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than September 30, 2011.

Eaton Vance
Municipal Income Funds

July 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust) including the portfolios of investments, as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the statements of cash flows of Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund for the year ended July 31, 2011. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund as of July 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the five years in the period then ended, and the statements of cash flows of Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund for the year ended July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 13, 2011

Eaton Vance
Municipal Income Funds

July 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	97.32%
Connecticut Municipal Income Fund	99.75%
Michigan Municipal Income Fund	99.00%
Minnesota Municipal Income Fund	99.99%
New Jersey Municipal Income Fund	99.98%
Pennsylvania Municipal Income Fund	99.97%

Eaton Vance
Municipal Income Funds

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Municipal Income Funds

July 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund
•	Eaton Vance Connecticut Municipal Income Fund
•	Eaton Vance Michigan Municipal Income Fund
•	Eaton Vance Minnesota Municipal Income Fund
•	Eaton Vance New Jersey Municipal Income Fund
•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance
Municipal Income Funds

July 31, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with each Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Municipal Income Funds

July 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly, Chief Operating Officer, Chief Financial Officer and Chairman of the Executive Committee, Grantham, Mayo, Van Otterloo and Co., L.L.C. (“GMO”) (investment management firm) (2006-2009); Chief Operating Officer and Chief Financial Officer, GMO (1997-2006); President and Principal Executive officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1978-1997).
Directorships in the Last Five Years.(1) None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Municipal Income Funds

July 31, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years.(1) Director of Albemarle Corporation (chemicals manufacturer) (since 2007); Lubrizol Corporation (specialty chemicals) (since 2007); and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Municipal Income Funds

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313-9/11	7CSRC

Eaton Vance Municipal Opportunities Fund Annual Report July 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2011
Eaton Vance
Municipal Opportunities Fund
Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	18
Federal Tax Information	19
Board of Trustees’ Contract Approval	20
Management and Organization	22
Important Notices	24

Eaton Vance
Municipal Opportunities Fund
July 31, 2011
Management’s Discussion of Fund Performance

Portfolio Managers Cynthia J. Clemson; Thomas M. Metzold, CFA; William H. Ahern, Jr., CFA; Craig R. Brandon, CFA; Adam A. Weigold, CFA
Economic and Market Conditions
The recovery from the Great Recession began to stall during the first and second calendar quarters of 2011, sputtering on the back of the ongoing sovereign debt crisis in Europe, stubbornly high unemployment at home and rising political uncertainty in Washington, D.C. The slowdown prompted the financial markets to move from a “risk-on” to a “risk-off” stance at mid-year 2011, with risky assets such as stocks, corporate bonds and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
U.S. real gross domestic product (GDP) increased at an annual rate of 1.3% in the second quarter of 2011, according to the advance estimate released by the Bureau of Economic Analysis. First-quarter growth was revised down sharply to a rate of 0.4% from the earlier estimate of a 1.9% annual gain. These measures were down from previous periods, following annualized GDP growth rates of 2.6% and 3.1% in the third and fourth quarters of 2010, respectively.
Despite a glut of supply as the Build America Bond program ended and some bearish headlines on the muni market in late 2010, municipal bond performance began to rally early in the new year and ended solidly in positive territory for the 12 months ending July 31, 2011. The Barclays Capital Municipal Bond Index (the Index)1—an unmanaged index of municipal bonds traded in the U.S.—rose 3.24% during the one-year period. This gain reflected a dearth of new supply given the slowing of the U.S. economy, the market’s renewed focus on state and local government debt and the absence of widespread municipal defaults that had been forecast last year, which led many muni investors back into the market.
Within the context of the overall municipal bond market, munis with intermediate and longer maturities performed best during the fiscal year ending July 31, 2011, with the Barclays Capital 7 Year Municipal Bond Index rising 4.46% and the Barclays Captil 20 Year Municipal Bond Index gaining 3.79%.
Management Discussion
Eaton Vance Municipal Opportunities Fund was launched on May 31, 2011. During the two-month period from its inception to the end of its fiscal year on July 31, 2011, the Fund recorded a positive return at net asset value, tracking just behind that of the Index, which gained 1.37% during that abbreviated span. That said, trying to make comparisons of a fund’s performance versus an index over such a short period of time is not particularly meaningful from a historical point of view.
The Fund seeks to maximize after-tax total return. Its strategy for achieving that investment objective differs from other Eaton Vance municipal bond funds in that its investment strategy is a great deal more flexible, allowing the Fund to pursue a broader set of opportunities. In a sense, this makes the Fund a “go-anywhere” municipal fund, able to seek its objective by investing virtually anywhere on the yield curve or anywhere on the credit curve. The Fund has the flexibility to invest across different sectors of the municipal bond market and across different state issuers, giving management the ability to be very opportunistic in pursuing the Fund’s investment objective.
Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular income tax, but it may also invest up to 20% of its net assets in other debt obligations, including taxable munis, U.S. Treasury securities and other obligations of the U.S. government, its agencies and instrumentalities. Additionally, the Fund may purchase derivative instruments to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities.
States and municipalities have seen budget difficulties over the past three fiscal years, but they also have made significant progress in addressing these budget concerns. Thus, as we look ahead, we are cautiously optimistic. However, as a slowing U.S. economy is likely to impact state tax revenues, we will continue to monitor closely the efforts of states and municipalities to address their fiscal shortfalls.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Municipal Opportunities Fund
July 31, 2011
Performance2

	Class A	Class I
Symbol	EMOAX	EMOIX
Inception Date	5/31/11	5/31/11

% Cumulative Total Returns at NAV

Since Inception	1.05	1.08

% Cumulative SEC Total Returns with maximum sales charge

Since Inception	-3.76	1.08

% Maximum Sales Charge	Class A	Class I

	4.75	None

% Total Annual Operating Expense Ratios[3]

Gross	1.18	0.93
Net	1.10	0.85

% Distribution Rates/Yields[4]

Distribution Rate	1.74	2.11
Taxable-Equivalent Distribution Rate	2.68	3.25
SEC 30-day Yield	2.08	2.26
Taxable-Equivalent SEC 30-day Yield	3.20	3.48

Comparative Performance[1] (Since Fund Inception on 5/31/11)	% Return

Barclays Capital Municipal Bond Index	1.37
Lipper General Municipal Debt Funds Average*	1.60

* Source: Lipper.
A line graph is not included since the Fund has less than six months of performance.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance. com.

3

Eaton Vance
Municipal Opportunities Fund
July 31, 2011
Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures on page 5.

4

Eaton Vance
Municipal Opportunities Fund
July 31, 2011
Endnotes and Additional Disclosures

1.	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Absent an expense reimbursement, performance would have been lower.

3.	Source: Fund prospectus.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent performance. Actual tax rate will vary depending on your income, exemptions and deductions. Rate does not include state and local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

5.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

5

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees
(if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 31, 2011 – July 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(5/31/11)	(7/31/11)	(5/31/11 – 7/31/11)	Ratio

Actual*
Class A	$1,000.00	$1,010.50	$1.88 ***	1.10%
Class I	$1,000.00	$1,010.80	$1.45 ***	0.85%
*    The Fund had not commenced operations on February 1, 2011. Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period from commencement of operations on May 31, 2011 to July 31, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 31, 2011.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51 ***	1.10%
Class I	$1,000.00	$1,020.60	$4.26 ***	0.85%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 31, 2011.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Portfolio of Investments

Tax-Exempt Municipal Securities — 94.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 5.0%

New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/31	$500	$534,340

		$534,340

Education — 7.1%

Hempstead, NY, Local Development Corp., (Adelphi University Project), 4.50%, 6/1/19	$105	$113,946
Hempstead, NY, Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	110	121,987
Hempstead, NY, Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	140	154,705
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	325	354,806

		$745,444

Electric Utilities — 10.5%

Eugene, OR, Electric Utility System, 5.00%, 8/1/25	$200	$223,226
Eugene, OR, Electric Utility System, 5.00%, 8/1/26	200	221,666
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	401,611
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	258,048

		$1,104,551

General Obligations — 29.5%

Georgia, 5.00%, 12/1/20	$350	$422,012
New York, NY, 5.00%, 8/1/24	150	163,253
North Carolina, 5.00%, 5/1/22	400	481,304
Norwalk, CT, 4.00%, 7/1/22	350	381,091
Plymouth, MA, 5.00%, 5/1/27	400	439,312
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	397,957
Utah, 5.00%, 7/1/25	350	401,103
Virginia Beach, VA, 4.50%, 6/1/27	400	427,704

		$3,113,736

Hospital — 9.3%

California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	$345	$378,672
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	322,922
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	300	276,513

		$978,107

Housing — 2.0%

Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	$200	$215,736

		$215,736

Insured – General Obligations — 1.9%

Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	$450	$206,573

		$206,573

Insured – Transportation — 4.2%

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 5.25%, 12/15/23	$400	$442,604

		$442,604

Special Tax Revenue — 3.4%

New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/18	$300	$356,148

		$356,148

Student Loan — 3.9%

Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$201,434
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	205	206,650

		$408,084

Transportation — 13.9%

Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	$250	$269,977
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	250,670
Ohio Turnpike Commission, 5.00%, 2/15/21	240	270,360

See Notes to Financial Statements.
7

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation (continued)

Pennsylvania Turnpike Commission, 5.00%, 12/1/24	$250	$271,070
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	411,008

		$1,473,085

Water and Sewer — 4.2%

Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$441,272

		$441,272

Total Tax-Exempt Municipal Securities — 94.9%
(identified cost $9,939,610)		$10,019,680

Taxable Municipal Securities — 3.3%

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations — 3.3%

California, 7.95%, 3/1/36	$300	$343,869

		$343,869

Total Taxable Municipal Securities — 3.3%
(identified cost $334,736)		$343,869

Total Investments — 98.2%
(identified cost $10,274,346)		$10,363,549

Other Assets, Less Liabilities — 1.8%		$189,692

Net Assets — 100.0%		$10,553,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.

At July 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.7%
New York	13.7%
Massachusetts	12.1%
Others, representing less than 10% individually	56.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 4.3% of total investments.

See Notes to Financial Statements.
8

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Statement of Assets and Liabilities

Assets	July 31, 2011

Investments, at value (identified cost, $10,274,346)	$10,363,549
Cash	22,902
Interest receivable	95,729
Receivable for Fund shares sold	96,279
Receivable from affiliate	33,437

Total assets	$10,611,896

Liabilities

Distributions payable	$18,359
Payable to affiliates:
Investment adviser and administration fee	5,449
Distribution and service fees	11
Accrued expenses	34,836

Total liabilities	$58,655

Net Assets	$10,553,241

Sources of Net Assets

Paid-in capital	$10,457,088
Accumulated net realized gain	6,950
Net unrealized appreciation	89,203

Net Assets	$10,553,241

Class A Shares

Net Assets	$217,458
Shares Outstanding	21,551
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.59

Class I Shares

Net Assets	$10,335,783
Shares Outstanding	1,024,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
9

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Statement of Operations

Period Ended
Investment Income	July 31, 2011(1)

Interest	$33,556

Total investment income	$33,556

Expenses

Investment adviser and administration fee	$10,494
Distribution and service fees
Class A	14
Trustees’ fees and expenses	407
Custodian fee	7,502
Transfer and dividend disbursing agent fees	1,000
Legal and accounting services	25,059
Printing and postage	1,545
Registration fees	39,297
Miscellaneous	1,756

Total expenses	$87,074

Deduct —
Allocation of expenses to affiliate	$72,233

Total expense reductions	$72,233

Net expenses	$14,841

Net investment income	$18,715

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,828

Net realized gain	$6,828

Change in unrealized appreciation (depreciation) —
Investments	$89,203

Net change in unrealized appreciation (depreciation)	$89,203

Net realized and unrealized gain	$96,031

Net increase in net assets from operations	$114,746

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Statement of Changes in Net Assets

Period Ended
Increase (Decrease) in Net Assets	July 31, 2011(1)

From operations —
Net investment income	$18,715
Net realized gain from investment transactions	6,828
Net change in unrealized appreciation (depreciation) from investments	89,203

Net increase in net assets from operations	$114,746

Distributions to shareholders —
From net investment income
Class A	$(54)
Class I	(18,539)

Total distributions to shareholders	$(18,593)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$217,040
Class I	10,240,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	48

Net increase in net assets from Fund share transactions	$10,457,088

Net increase in net assets	$10,553,241

Net Assets

At beginning of period	$—

At end of period	$10,553,241

Accumulated undistributed net investment income included in net assets

At end of period	$—

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

See Notes to Financial Statements.
11

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Financial Highlights

	Class A

	Period Ended
	July 31, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income	$0.015
Net realized and unrealized gain	0.090

Total income from operations	$0.105

Less Distributions

From net investment income	$(0.015)

Total distributions	$(0.015)

Net asset value — End of period	$10.090

Total Return(2)	1.05	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$217
Ratios (as a percentage of average daily net assets):
Expenses	1.10	%(4)(5)
Net investment income	0.96	%(5)
Portfolio Turnover	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed operating expenses (equal to 4.13% of average daily net assets for the period ended July 31, 2011). Absent this reimbursement, total return would have been lower.
(5)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Financial Highlights — continued

	Class I

	Period Ended
	July 31, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income	$0.018
Net realized and unrealized gain	0.090

Total income from operations	$0.108

Less Distributions

From net investment income	$(0.018)

Total distributions	$(0.018)

Net asset value — End of period	$10.090

Total Return(2)	1.08	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,336
Ratios (as a percentage of average daily net assets):
Expenses	0.85	%(4)(5)
Net investment income	1.07	%(5)
Portfolio Turnover	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed operating expenses (equal to 4.13% of average daily net assets for the period ended July 31, 2011). Absent this reimbursement, total return would have been lower.
(5)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on May 31, 2011. The Fund seeks to maximize after-tax total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from May 31, 2011 to July 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust

14

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Notes to Financial Statements — continued

contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended July 31, 2011 was as follows:

Distributions declared from:
Tax-exempt income	$18,510
Ordinary income	$83

During the period ended July 31, 2011, accumulated undistributed net investment income was decreased by $122 and accumulated net realized gain was increased by $122 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$18,360
Undistributed ordinary income	$6,828
Net unrealized appreciation	$89,324
Other temporary differences	$(18,359)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount and the timing of recognizing distributions to shareholders.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended July 31, 2011, the investment adviser and administration fee amounted to $10,494 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.10% and 0.85% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2012. Pursuant to this agreement, EVM was allocated $72,233 of the Fund’s operating expenses for the period ended July 31, 2011. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee

15

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Notes to Financial Statements — continued

based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2011, EVM earned $2 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,305 as its portion of the sales charge on sales of Class A shares for the period ended July 31, 2011. EVD received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2011 amounted to $14 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $12,202,666 and $1,928,735, respectively, for the period ended July 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	July 31, 2011(1)

Sales	21,546
Issued to shareholders electing to receive payments of distributions in Fund shares	5

Net increase	21,551

Period Ended
Class I	July 31, 2011(1)

Sales	1,024,000

Net increase	1,024,000

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

At July 31, 2011, EVM owned 96% of the value of the outstanding shares of the Fund.

16

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Notes to Financial Statements — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,274,225

Gross unrealized appreciation	$92,839
Gross unrealized depreciation	(3,515)

Net unrealized appreciation	$89,324

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$10,019,680	$—	$10,019,680
Taxable Municipal Securities	—	343,869	—	343,869

Total Investments	$—	$10,363,549	$—	$10,363,549

17

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2011, and the related statement of operations, changes in net assets, and the financial highlights for the period from the start of business May 31, 2011, to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Opportunities Fund as of July 31, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business May 31, 2011, to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 14, 2011

18

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 99.55% of dividends from net investment income as an exempt-interest dividend.

19

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 14, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Municipal Opportunities Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund for the March 14, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and
•	The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

20

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors relevant to investing in municipal obligations, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to share such benefits equitably.

21

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly, Chief Operating Officer, Chief Financial Officer and Chairman of the Executive Committee, Grantham, Mayo, Van Otterloo and Co., L.L.C. (“GMO”) (investment management firm) (2006-2009); Chief Operating Officer and Chief Financial Officer, GMO (1997-2006); President and Principal Executive officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1978-1997).
Directorships in the Last Five Years.(1) None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

22

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years.(1) Director of Albemarle Corporation (chemicals manufacturer) (since 2007); Lubrizol Corporation (specialty chemicals) (since 2007); and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance
Municipal Opportunities Fund

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279-9/11	MUNIOPPSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund, and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 24 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2010 and July 31, 2011 by the Funds’ principal accountant, Deloitte and Touche LLP (“D&T”) for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2010	7/31/2011

Audit Fees	$28,590	$28,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,386	$8,530
All Other Fees(3)	$500	$300

Total	$37,476	$37,730

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2010	7/31/2011

Audit Fees	$34,528	$34,848
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,545	$8,630
All Other Fees(3)	$500	$300

Total	$43,573	$43,778

Eaton Vance Michigan Municipal Income Fund

Fiscal Years Ended	7/31/2010	7/31/2011

Audit Fees	$28,313	$27,740
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,227	$8,330
All Other Fees(3)	$500	$300

Total	$37,040	$36,370

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2010	7/31/2011

Audit Fees	$24,920	$25,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,750	$7,830
All Other Fees(3)	$500	$300

Total	$33,170	$33,280

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2010	7/31/2011

Audit Fees	$49,630	$50,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,022	$9,130
All Other Fees(3)	$500	$300

Total	$59,152	$59,520

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2010	7/31/2011

Audit Fees	$50,968	$51,478
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,817	$9,930
All Other Fees(3)	$500	$300

Total	$61,335	$61,708

Eaton Vance Municipal Opportunities Fund*

Fiscal Year Ended	7/31/2011
Audit Fees	$16,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,000
All Other Fees(3)	$300

Total	$24,850

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

*	Fund commenced operations on May 31, 2011.
The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years
Ended	8/31/09	9/30/09	7/31/10	8/31/10	9/30/10	7/31/11

Audit Fees	$373,863	$347,513	$241,299	$361,930	$310,048	$234,756
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$110,649	$84,619	$59,497	$103,812	$69,555	$60,380
All Other Fees(3)	$0	$0	$3,500	$6,000	$3,000	$2,100

Total	$484,512	$432,132	$304,296	$471,742	$382,603	$297,236

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal
Years Ended	8/31/09	9/30/09	7/31/10	8/31/10	9/30/10	7/31/11

Registrant(1)	$110,649	$84,619	$62,997	$109,812	$72,555	$62,480
Eaton Vance(2)	$250,539	$288,889	$213,768	$240,551	$278,901	$274,431

(1)	Includes all of the Series in the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President
Date: September 13, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: September 13, 2011

By:	/s/ Thomas M. Metzold Thomas M. Metzold President
Date: September 13, 2011